JNLNY Separate Account II

Financial Statements

December 31, 2024

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—
Unit Value	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Net investment income (loss)	—	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	—	—	—	—	—	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—
Unit Value	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Net investment income (loss)	—	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	—	—	—	—	—	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager U.S. Select Equity Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—
Unit Value	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager U.S. Select Equity Fund - Class A(a)	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Net investment income (loss)	—	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	—	—	—	—	—	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—
Unit Value	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Net investment income (loss)	—	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	—	—	—	—	—	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—
Unit Value	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Net investment income (loss)	—	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net realized and unrealized gain (loss)	—	—	—	—	—	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/DFA International Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A
Assets
Investments in Funds, at fair value	$114,870	$105,450	$—	$—	$—	$111,172	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	114,870	105,450	—	—	—	111,172	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$114,870	$105,450	$—	$—	$—	$111,172	$—
Unit Value	34.116028	23.303346	N/A	N/A	N/A	41.604972	N/A

Investments in Funds, shares outstanding	1,253	5,797	—	—	—	3,814	—
Investments in Funds, at cost	$34,853	$94,388	$—	$—	$—	$38,301	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/DFA International Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A
Investment Income
Dividends	$—	$1,833	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,567	1,510	—	—	—	1,575	—
Total expenses	1,567	1,510	—	—	—	1,575	—
Net investment income (loss)	(1,567)	323	—	—	—	(1,575)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	7,447	—	—	—	—	—
Sales of investments in Funds	1,039	888	—	—	—	996	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	26,691	(5,977)	—	—	—	18,016	—
Net realized and unrealized gain (loss)	27,730	2,358	—	—	—	19,012	—

Net change in net assets
from operations	$26,163	$2,681	$—	$—	$—	$17,437	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class A
Assets
Investments in Funds, at fair value	$17,583	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	17,583	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$17,583	$—	$—	$—	$—	$—	$—
Unit Value	16.784387	N/A	N/A	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	1,357	—	—	—	—	—	—
Investments in Funds, at cost	$17,047	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	264	—	—	—	—	—	—
Total expenses	264	—	—	—	—	—	—
Net investment income (loss)	(264)	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	7	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	390	—	—	—	—	—	—
Net realized and unrealized gain (loss)	397	—	—	—	—	—	—

Net change in net assets
from operations	$133	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL/Franklin Templeton Income Fund - Class A	JNL/Goldman Sachs 4 Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$—	$112,780	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	112,780	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$112,780	$—
Unit Value	N/A	N/A	N/A	N/A	N/A	45.094454	N/A

Investments in Funds, shares outstanding	—	—	—	—	—	3,844	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$57,201	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Franklin Templeton Income Fund - Class A	JNL/Goldman Sachs 4 Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	1,618	—
Total expenses	—	—	—	—	—	1,618	—
Net investment income (loss)	—	—	—	—	—	(1,618)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	—	2,137	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	13,287	—
Net realized and unrealized gain (loss)	—	—	—	—	—	15,424	—

Net change in net assets
from operations	$—	$—	$—	$—	$—	$13,806	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$244	$—	$—	$—	$54,188
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	244	—	—	—	54,188

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$244	$—	$—	$—	$54,188
Unit Value	N/A	N/A	36.137772	N/A	N/A	N/A	26.170399

Investments in Funds, shares outstanding	—	—	6	—	—	—	2,064
Investments in Funds, at cost	$—	$—	$77	$—	$—	$—	$24,264

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	36	—	—	—	838
Total expenses	—	—	36	—	—	—	838
Net investment income (loss)	—	—	(36)	—	—	—	(838)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	5,809	—	—	—	5,771
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	(5,123)	—	—	—	(439)
Net realized and unrealized gain (loss)	—	—	686	—	—	—	5,332

Net change in net assets
from operations	$—	$—	$650	$—	$—	$—	$4,494

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A	JNL/Lazard International Quality Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$14,976	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	14,976	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$14,976	$—	$—	$—
Unit Value	N/A	N/A	N/A	20.699775	N/A	N/A	N/A

Investments in Funds, shares outstanding	—	—	—	811	—	—	—
Investments in Funds, at cost	$—	$—	$—	$7,470	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A	JNL/Lazard International Quality Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	219	—	—	—
Total expenses	—	—	—	219	—	—	—
Net investment income (loss)	—	—	—	(219)	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	109	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	1,835	—	—	—
Net realized and unrealized gain (loss)	—	—	—	1,944	—	—	—

Net change in net assets
from operations	$—	$—	$—	$1,725	$—	$—	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$—
Unit Value	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	—	—	—	—	—	—	—
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	20	—	—
Total expenses	—	—	—	—	20	—	—
Net investment income (loss)	—	—	—	—	(20)	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	684	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	(500)	—	—
Net realized and unrealized gain (loss)	—	—	—	—	184	—	—

Net change in net assets
from operations	$—	$—	$—	$—	$164	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$21,538	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	21,538	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$21,538	$—	$—	$—
Unit Value	N/A	N/A	N/A	111.713028	N/A	N/A	N/A

Investments in Funds, shares outstanding	—	—	—	346	—	—	—
Investments in Funds, at cost	$—	$—	$—	$4,794	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	313	—	—	24
Total expenses	—	—	—	313	—	—	24
Net investment income (loss)	—	—	—	(313)	—	—	(24)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	2,864	—	—	929
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	3,449	—	—	(592)
Net realized and unrealized gain (loss)	—	—	—	6,313	—	—	337

Net change in net assets
from operations	$—	$—	$—	$6,000	$—	$—	$313

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon World Index Fund - Class A
Assets
Investments in Funds, at fair value	$—	$104,557	$100,519	$153,868	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	104,557	100,519	153,868	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$104,557	$100,519	$153,868	$—	$—	$—
Unit Value	N/A	47.678178	51.957203	37.834026	N/A	N/A	N/A

Investments in Funds, shares outstanding	—	2,922	2,164	5,420	—	—	—
Investments in Funds, at cost	$—	$53,808	$36,229	$86,310	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon World Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	1,531	1,463	2,257	—	—	—
Total expenses	—	1,531	1,463	2,257	—	—	—
Net investment income (loss)	—	(1,531)	(1,463)	(2,257)	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	2,453	5,039	2,798	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	10,260	15,852	9,090	—	—	—
Net realized and unrealized gain (loss)	—	12,713	20,891	11,888	—	—	—

Net change in net assets
from operations	$—	$11,182	$19,428	$9,631	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Newton Equity Income Fund - Class A	JNL/PIMCO Income Fund - Class A
Assets
Investments in Funds, at fair value	$60,813	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	60,813	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$60,813	$—	$—	$—	$—	$—	$—
Unit Value	34.061790	N/A	N/A	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	2,924	—	—	—	—	—	—
Investments in Funds, at cost	$36,225	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A(a)	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Newton Equity Income Fund - Class A	JNL/PIMCO Income Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	887	—	—	—	—	—	—
Total expenses	887	—	—	—	—	—	—
Net investment income (loss)	(887)	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	336	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	7,136	—	—	—	—	—	—
Net realized and unrealized gain (loss)	7,472	—	—	—	—	—	—

Net change in net assets
from operations	$6,585	$—	$—	$—	$—	$—	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$—	$—	$—	$92,714
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	—	—	—	92,714

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$—	$—	$—	$92,714
Unit Value	N/A	N/A	N/A	N/A	N/A	N/A	33.304233

Investments in Funds, shares outstanding	—	—	—	—	—	—	3,823
Investments in Funds, at cost	$—	$—	$—	$—	$—	$—	$48,829

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class A(a)	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	—	—	—	1,339
Total expenses	—	—	—	—	—	—	1,339
Net investment income (loss)	—	—	—	—	—	—	(1,339)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	—	—	—	605
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	14,114
Net realized and unrealized gain (loss)	—	—	—	—	—	—	14,719

Net change in net assets
from operations	$—	$—	$—	$—	$—	$—	$13,380

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Assets
Investments in Funds, at fair value	$—	$—	$—	$107,378	$115,692	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	—	—	—	107,378	115,692	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$—	$—	$—	$107,378	$115,692	$—	$—
Unit Value	N/A	N/A	N/A	65.358778	63.711359	N/A	N/A

Investments in Funds, shares outstanding	—	—	—	1,167	1,449	—	—
Investments in Funds, at cost	$—	$—	$—	$47,068	$45,177	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A(a)	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	—	—	—	1,551	1,707	106	—
Total expenses	—	—	—	1,551	1,707	106	—
Net investment income (loss)	—	—	—	(1,551)	(1,707)	(106)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	—	7,378	1,025	273	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	19,632	8,792	57	—
Net realized and unrealized gain (loss)	—	—	—	27,010	9,817	330	—

Net change in net assets
from operations	$—	$—	$—	$25,459	$8,110	$224	$—

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
Assets
Investments in Funds, at fair value	$105,855	$—	$—	$—	$—	$—	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—	—	—
Investment Division units sold	—	—	—	—	—	—	—
Total assets	105,855	—	—	—	—	—	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—	—
Net assets	$105,855	$—	$—	$—	$—	$—	$—
Unit Value	44.137281	N/A	N/A	N/A	N/A	N/A	N/A

Investments in Funds, shares outstanding	3,758	—	—	—	—	—	—
Investments in Funds, at cost	$58,328	$—	$—	$—	$—	$—	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,524	—	—	—	—	—	—
Total expenses	1,524	—	—	—	—	—	—
Net investment income (loss)	(1,524)	—	—	—	—	—	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,962	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	11,273	—	—	—	—	—	—
Net realized and unrealized gain (loss)	13,235	—	—	—	—	—	—

Net change in net assets
from operations	$11,711	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Assets and Liabilities
December 31, 2024

	JNL/William Blair International Leaders Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Equity Income Fund - Class A	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Value Fund - Class A
Assets
Investments in Funds, at fair value	$14,049	$246	$—	$21,283	$—
Receivables:
Investments in Fund shares sold	—	—	—	—	—
Investment Division units sold	—	—	—	—	—
Total assets	14,049	246	—	21,283	—

Liabilities
Payables:
Investments in Fund shares purchased	—	—	—	—	—
Investment Division units redeemed	—	—	—	—	—
Insurance fees due to Jackson
of New York	—	—	—	—	—
Total liabilities	—	—	—	—	—
Net assets	$14,049	$246	$—	$21,283	$—
Unit Value	15.459681	33.416472	N/A	13.641889	N/A

Investments in Funds, shares outstanding	1,290	6	—	2,099	—
Investments in Funds, at cost	$12,911	$103	$—	$20,041	$—

JNLNY Separate Account II
Statements of Operations
For the Year Ended December 31, 2024

	JNL/William Blair International Leaders Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Equity Income Fund - Class A	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Value Fund - Class A
Investment Income
Dividends	$48	$—	$—	$—	$—
Expenses
Asset-based charges	225	4	—	300	—
Total expenses	225	4	—	300	—
Net investment income (loss)	(177)	(4)	—	(300)	—

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—
Sales of investments in Funds	26	7	—	204	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	(199)	29	—	890	—
Net realized and unrealized gain (loss)	(173)	36	—	1,094	—

Net change in net assets
from operations	$(350)	$32	$—	$794	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager U.S. Select Equity Fund - Class A(a)	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$—

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class A(a)
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$—

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/DFA International Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A
Operations
Net investment income (loss)	$(1,567)	$323	$—	$—	$—	$(1,575)	$—
Net realized gain (loss) on investments in Funds	1,039	8,335	—	—	—	996	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	26,691	(5,977)	—	—	—	18,016	—
Net change in net assets
from operations	26,163	2,681	—	—	—	17,437	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	(2)	9,221	—	—	—	1	—
Contract owner charges	—	—	—	—	—	(5)	—
Net change in net assets
from contract transactions	(2)	9,221	—	—	—	(4)	—

Net change in net assets	26,161	11,902	—	—	—	17,433	—

Net assets beginning of year	88,709	93,548	—	—	—	93,739	—

Net assets end of year	$114,870	$105,450	$—	$—	$—	$111,172	$—

Contract unit transactions
Units outstanding at beginning of year	3,367	4,133	—	—	—	2,674	—
Units issued	—	493	—	—	—	—	—
Units redeemed	—	(100)	—	—	—	—	—
Units outstanding at end of year	3,367	4,526	—	—	—	2,674	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$20,936	$—	$—	$—	$—	$—
Proceeds from sales	$1,569	$3,945	$—	$—	$—	$1,579	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class A
Operations
Net investment income (loss)	$(264)	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	7	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	390	—	—	—	—	—	—
Net change in net assets
from operations	133	—	—	—	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Contract owner charges	(2)	—	—	—	—	—	—
Net change in net assets
from contract transactions	(2)	—	—	—	—	—	—

Net change in net assets	131	—	—	—	—	—	—

Net assets beginning of year	17,452	—	—	—	—	—	—

Net assets end of year	$17,583	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	1,050	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	1,050	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$266	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL/Franklin Templeton Income Fund - Class A	JNL/Goldman Sachs 4 Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$(1,618)	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	2,137	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	13,287	—
Net change in net assets
from operations	—	—	—	—	—	13,806	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	1,066	—
Contract owner charges	—	—	—	—	—	(4)	—
Net change in net assets
from contract transactions	—	—	—	—	—	1,062	—

Net change in net assets	—	—	—	—	—	14,868	—

Net assets beginning of year	—	—	—	—	—	97,912	—

Net assets end of year	$—	$—	$—	$—	$—	$112,780	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	2,479	—
Units issued	—	—	—	—	—	88	—
Units redeemed	—	—	—	—	—	(65)	—
Units outstanding at end of year	—	—	—	—	—	2,502	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$3,861	$—
Proceeds from sales	$—	$—	$—	$—	$—	$4,417	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$—	$—	$(36)	$—	$—	$—	$(838)
Net realized gain (loss) on investments in Funds	—	—	5,809	—	—	—	5,771
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	(5,123)	—	—	—	(439)
Net change in net assets
from operations	—	—	650	—	—	—	4,494

Contract transactions
Surrenders and terminations	—	—	(8,600)	—	—	—	(10,000)
Transfers between Investment Divisions	—	—	1	—	—	—	—
Contract owner charges	—	—	(39)	—	—	—	—
Net change in net assets
from contract transactions	—	—	(8,638)	—	—	—	(10,000)

Net change in net assets	—	—	(7,988)	—	—	—	(5,506)

Net assets beginning of year	—	—	8,232	—	—	—	59,694

Net assets end of year	$—	$—	$244	$—	$—	$—	$54,188

Contract unit transactions
Units outstanding at beginning of year	—	—	255	—	—	—	2,465
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	(248)	—	—	—	(395)
Units outstanding at end of year	—	—	7	—	—	—	2,070
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$8,674	$—	$—	$—	$10,838

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A	JNL/Lazard International Quality Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$(219)	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	109	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	1,835	—	—	—
Net change in net assets
from operations	—	—	—	1,725	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Contract owner charges	—	—	—	(3)	—	—	—
Net change in net assets
from contract transactions	—	—	—	(3)	—	—	—

Net change in net assets	—	—	—	1,722	—	—	—

Net assets beginning of year	—	—	—	13,254	—	—	—

Net assets end of year	$—	$—	$—	$14,976	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	724	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	724	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$222	$—	$—	$—

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$(20)	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	684	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	(500)	—	—
Net change in net assets
from operations	—	—	—	—	164	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	(2,393)	—	—
Transfers between Investment Divisions	—	—	—	—	(15)	—	—
Contract owner charges	—	—	—	—	(4)	—	—
Net change in net assets
from contract transactions	—	—	—	—	(2,412)	—	—

Net change in net assets	—	—	—	—	(2,248)	—	—

Net assets beginning of year	—	—	—	—	2,248	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	70	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	(70)	—	—
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$2,432	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$(313)	$—	$—	$(24)
Net realized gain (loss) on investments in Funds	—	—	—	2,864	—	—	929
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	3,449	—	—	(592)
Net change in net assets
from operations	—	—	—	6,000	—	—	313

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	(2,930)
Transfers between Investment Divisions	—	—	—	(2,901)	—	—	73
Contract owner charges	—	—	—	—	—	—	(4)
Net change in net assets
from contract transactions	—	—	—	(2,901)	—	—	(2,861)

Net change in net assets	—	—	—	3,099	—	—	(2,548)

Net assets beginning of year	—	—	—	18,439	—	—	2,548

Net assets end of year	$—	$—	$—	$21,538	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	219	—	—	43
Units issued	—	—	—	5	—	—	—
Units redeemed	—	—	—	(32)	—	—	(43)
Units outstanding at end of year	—	—	—	192	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$502	$—	$—	$—
Proceeds from sales	$—	$—	$—	$3,716	$—	$—	$2,885

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon World Index Fund - Class A
Operations
Net investment income (loss)	$—	$(1,531)	$(1,463)	$(2,257)	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	2,453	5,039	2,798	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	10,260	15,852	9,090	—	—	—
Net change in net assets
from operations	—	11,182	19,428	9,631	—	—	—

Contract transactions
Surrenders and terminations	—	—	(2,802)	—	—	—	—
Transfers between Investment Divisions	—	198	(3,909)	1,338	—	—	—
Contract owner charges	—	—	(4)	—	—	—	—
Net change in net assets
from contract transactions	—	198	(6,715)	1,338	—	—	—

Net change in net assets	—	11,380	12,713	10,969	—	—	—

Net assets beginning of year	—	93,177	87,806	142,899	—	—	—

Net assets end of year	$—	$104,557	$100,519	$153,868	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	2,182	2,071	4,019	—	—	—
Units issued	—	80	—	157	—	—	—
Units redeemed	—	(69)	(136)	(109)	—	—	—
Units outstanding at end of year	—	2,193	1,935	4,067	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$3,616	$3	$5,520	$—	$—	$—
Proceeds from sales	$—	$4,949	$8,181	$6,439	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A(a)	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Newton Equity Income Fund - Class A	JNL/PIMCO Income Fund - Class A
Operations
Net investment income (loss)	$(887)	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	336	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	7,136	—	—	—	—	—	—
Net change in net assets
from operations	6,585	—	—	—	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	6,585	—	—	—	—	—	—

Net assets beginning of year	54,228	—	—	—	—	—	—

Net assets end of year	$60,813	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	1,785	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	1,785	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$887	$—	$—	$—	$—	$—	$—

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class A(a)	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$(1,339)
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	605
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	14,114
Net change in net assets
from operations	—	—	—	—	—	—	13,380

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	—	(8)
Net change in net assets
from contract transactions	—	—	—	—	—	—	(8)

Net change in net assets	—	—	—	—	—	—	13,372

Net assets beginning of year	—	—	—	—	—	—	79,342

Net assets end of year	$—	$—	$—	$—	$—	$—	$92,714

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	2,783
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	2,783
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$—	$—	$—	$—
Proceeds from sales	$—	$—	$—	$—	$—	$—	$1,347

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A(a)	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$(1,551)	$(1,707)	$(106)	$—
Net realized gain (loss) on investments in Funds	—	—	—	7,378	1,025	273	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	19,632	8,792	57	—
Net change in net assets
from operations	—	—	—	25,459	8,110	224	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	(12,223)	—
Transfers between Investment Divisions	—	—	—	(9,301)	(1)	(29)	—
Contract owner charges	—	—	—	—	(8)	(18)	—
Net change in net assets
from contract transactions	—	—	—	(9,301)	(9)	(12,270)	—

Net change in net assets	—	—	—	16,158	8,101	(12,046)	—

Net assets beginning of year	—	—	—	91,220	107,591	12,046	—

Net assets end of year	$—	$—	$—	$107,378	$115,692	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	1,786	1,818	1,193	—
Units issued	—	—	—	46	—	—	—
Units redeemed	—	—	—	(190)	—	(1,193)	—
Units outstanding at end of year	—	—	—	1,642	1,818	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$—	$—	$—	$2,665	$—	$—	$—
Proceeds from sales	$—	$—	$—	$13,517	$1,716	$12,376	$—

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
Operations
Net investment income (loss)	$(1,524)	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	1,962	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	11,273	—	—	—	—	—	—
Net change in net assets
from operations	11,711	—	—	—	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	2,403	—	—	—	—	—	—
Net change in net assets
from contract transactions	2,403	—	—	—	—	—	—

Net change in net assets	14,114	—	—	—	—	—	—

Net assets beginning of year	91,741	—	—	—	—	—	—

Net assets end of year	$105,855	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	2,349	—	—	—	—	—	—
Units issued	111	—	—	—	—	—	—
Units redeemed	(63)	—	—	—	—	—	—
Units outstanding at end of year	2,397	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$5,157	$—	$—	$—	$—	$—	$—
Proceeds from sales	$4,278	$—	$—	$—	$—	$—	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2024

	JNL/William Blair International Leaders Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Equity Income Fund - Class A	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(177)	$(4)	$—	$(300)	$—
Net realized gain (loss) on investments in Funds	26	7	—	204	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	(199)	29	—	890	—
Net change in net assets
from operations	(350)	32	—	794	—

Contract transactions
Surrenders and terminations	—	—	—	—	—
Transfers between Investment Divisions	4	(18)	—	1,912	—
Contract owner charges	—	(4)	—	—	—
Net change in net assets
from contract transactions	4	(22)	—	1,912	—

Net change in net assets	(346)	10	—	2,706	—

Net assets beginning of year	14,395	236	—	18,577	—

Net assets end of year	$14,049	$246	$—	$21,283	$—

Contract unit transactions
Units outstanding at beginning of year	909	12	—	1,414	—
Units issued	—	—	—	273	—
Units redeemed	—	—	—	(128)	—
Units outstanding at end of year	909	12	—	1,559	—
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$52	$—	$—	$3,740	$—
Proceeds from sales	$225	$26	$—	$2,128	$—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL Aggressive Growth Allocation Fund - Class A	JNL Conservative Allocation Fund - Class A	JNL Growth Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class A	JNL Moderate Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL Multi-Manager Small Cap Value Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital World Bond Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds International Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	—
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Moderate Growth Allocation Fund - Class A	JNL/American Funds New World Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class A	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	—	—
Net change in net assets
from operations	—	—	—	—	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	—	—

Net assets beginning of year	—	—	—	—	—	—	—

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—		—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/Causeway International Value Select Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/DFA International Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class A
Operations
Net investment income (loss)	$(1,126)	$51	$—	$—	$—	$(1,267)	$—
Net realized gain (loss) on investments in Funds	593	565	—	—	—	683	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	29,091	19,303	—	—	—	16,505	—
Net change in net assets
from operations	28,558	19,919	—	—	—	15,921	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	(3,385)	—	—	—	(1)	—
Contract owner charges	—	—	—	—	—	(5)	—
Net change in net assets
from contract transactions	—	(3,385)	—	—	—	(6)	—

Net change in net assets	28,558	16,534	—	—	—	15,915	—

Net assets beginning of year	60,151	77,014	—	—	—	77,824	—

Net assets end of year	$88,709	$93,548	$—	$—	$—	$93,739	$—

Contract unit transactions
Units outstanding at beginning of year	3,367	4,302	—	—	—	2,674	—
Units issued	—	49	—	—	—	—	—
Units redeemed	—	(218)	—	—	—	—	—
Units outstanding at end of year	3,367	4,133	—	—	—	2,674	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Total Return Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class A
Operations
Net investment income (loss)	$(253)	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	(9)	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,005	—	—	—	—	—	—
Net change in net assets
from operations	743	—	—	—	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Contract owner charges	(3)	—	—	—	—	—	—
Net change in net assets
from contract transactions	(3)	—	—	—	—	—	—

Net change in net assets	740	—	—	—	—	—	—

Net assets beginning of year	16,712	—	—	—	—	—	—

Net assets end of year	$17,452	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	1,050	—	—	—	—	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—	—
Units outstanding at end of year	1,050	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/Franklin Templeton Income Fund - Class A	JNL/Goldman Sachs 4 Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$(1,312)	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	—	1,934	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	23,937	—
Net change in net assets
from operations	—	—	—	—	—	24,559	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	—	—	(3,410)	—
Contract owner charges	—	—	—	—	—	(4)	—
Net change in net assets
from contract transactions	—	—	—	—	—	(3,414)	—

Net change in net assets	—	—	—	—	—	21,145	—

Net assets beginning of year	—	—	—	—	—	76,767	—

Net assets end of year	$—	$—	$—	$—	$—	$97,912	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	2,576	—
Units issued	—	—	—	—	—	17	—
Units redeemed	—	—	—	—	—	(114)	—
Units outstanding at end of year	—	—	—	—	—	2,479	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/JPMorgan Global Allocation Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class A
Operations
Net investment income (loss)	$—	$—	$(112)	$—	$—	$—	$(870)
Net realized gain (loss) on investments in Funds	—	—	89	—	—	—	5,018
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	1,418	—	—	—	3,847
Net change in net assets
from operations	—	—	1,395	—	—	—	7,995

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	(10,000)
Transfers between Investment Divisions	—	—	(1)	—	—	—	—
Contract owner charges	—	—	(34)	—	—	—	—
Net change in net assets
from contract transactions	—	—	(35)	—	—	—	(10,000)

Net change in net assets	—	—	1,360	—	—	—	(2,005)

Net assets beginning of year	—	—	6,872	—	—	—	61,699

Net assets end of year	$—	$—	$8,232	$—	$—	$—	$59,694

Contract unit transactions
Units outstanding at beginning of year	—	—	256	—	—	—	2,913
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	(1)	—	—	—	(448)
Units outstanding at end of year	—	—	255	—	—	—	2,465

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class A	JNL/Lazard International Quality Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A
Operations
Net investment income (loss)	$—	$—	$(187)	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	—	74	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	1,024	—	—	—
Net change in net assets
from operations	—	—	911	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—
Contract owner charges	—	—	(4)	—	—	—
Net change in net assets
from contract transactions	—	—	(4)	—	—	—

Net change in net assets	—	—	907	—	—	—

Net assets beginning of year	—	—	12,347	—	—	—

Net assets end of year	$—	$—	$13,254	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	724	—	—	—
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—
Units outstanding at end of year	—	—	724	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$(58)	$—	$—
Net realized gain (loss) on investments in Funds	—	—	—	—	235	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	80	—	—
Net change in net assets
from operations	—	—	—	—	257	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	(2,112)	—	—
Contract owner charges	—	—	—	—	(7)	—	—
Net change in net assets
from contract transactions	—	—	—	—	(2,119)	—	—

Net change in net assets	—	—	—	—	(1,862)	—	—

Net assets beginning of year	—	—	—	—	4,110	—	—

Net assets end of year	$—	$—	$—	$—	$2,248	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	146	—	—
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	—	(76)	—	—
Units outstanding at end of year	—	—	—	—	70	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon International Index Fund - Class A	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$(255)	$—	$—	$(61)
Net realized gain (loss) on investments in Funds	—	—	—	2,742	—	—	232
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	5,057	—	—	1,234
Net change in net assets
from operations	—	—	—	7,544	—	—	1,405

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	(2,342)
Transfers between Investment Divisions	—	—	—	(3,852)	—	—	1
Contract owner charges	—	—	—	—	—	—	(8)
Net change in net assets
from contract transactions	—	—	—	(3,852)	—	—	(2,349)

Net change in net assets	—	—	—	3,692	—	—	(944)

Net assets beginning of year	—	—	—	14,747	—	—	3,492

Net assets end of year	$—	$—	$—	$18,439	$—	$—	$2,548

Contract unit transactions
Units outstanding at beginning of year	—	—	—	273	—	—	90
Units issued	—	—	—	—	—	—	—
Units redeemed	—	—	—	(54)	—	—	(47)
Units outstanding at end of year	—	—	—	219	—	—	43

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon World Index Fund - Class A
Operations
Net investment income (loss)	$—	$(1,228)	$(1,229)	$(1,854)	$—	$—	$—
Net realized gain (loss) on investments in Funds	—	752	3,068	662	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	11,720	15,469	18,239	—	—	—
Net change in net assets
from operations	—	11,244	17,308	17,047	—	—	—

Contract transactions
Surrenders and terminations	—	—	(2,296)	—	—	—	—
Transfers between Investment Divisions	—	6,572	(1,237)	10,445	—	—	—
Contract owner charges	—	—	(7)	—	—	—	—
Net change in net assets
from contract transactions	—	6,572	(3,540)	10,445	—	—	—

Net change in net assets	—	17,816	13,768	27,492	—	—	—

Net assets beginning of year	—	75,361	74,038	115,407	—	—	—

Net assets end of year	$—	$93,177	$87,806	$142,899	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	—	2,013	2,162	3,695	—	—	—
Units issued	—	184	38	324	—	—	—
Units redeemed	—	(15)	(129)	—	—	—	—
Units outstanding at end of year	—	2,182	2,071	4,019	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/MFS Mid Cap Value Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Newton Equity Income Fund - Class A	JNL/PIMCO Income Fund - Class A
Operations
Net investment income (loss)	$(750)	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	196	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	5,793	—	—	—	—	—
Net change in net assets
from operations	5,239	—	—	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—

Net change in net assets	5,239	—	—	—	—	—

Net assets beginning of year	48,989	—	—	—	—	—

Net assets end of year	$54,228	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	1,785	—	—	—	—	—
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—
Units outstanding at end of year	1,785	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Real Return Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America Total Return Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
Operations
Net investment income (loss)	$—	$—	$—	$—	$—	$(1,098)
Net realized gain (loss) on investments in Funds	—	—	—	—	—	351
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	—	—	—	8,219
Net change in net assets
from operations	—	—	—	—	—	7,472

Contract transactions
Surrenders and terminations	—	—	—	—	—	—
Net change in net assets
from contract transactions	—	—	—	—	—	—

Net change in net assets	—	—	—	—	—	7,472

Net assets beginning of year	—	—	—	—	—	71,870

Net assets end of year	$—	$—	$—	$—	$—	$79,342

Contract unit transactions
Units outstanding at beginning of year	—	—	—	—	—	2,783
Units issued	—	—	—	—	—	—
Units redeemed	—	—	—	—	—	—
Units outstanding at end of year	—	—	—	—	—	2,783

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Operations
Net investment income (loss)	$—	$—	$(1,270)	$(1,470)	$(335)	$—
Net realized gain (loss) on investments in Funds	—	—	5,633	783	(397)	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	27,494	17,236	1,225	—
Net change in net assets
from operations	—	—	31,857	16,549	493	—

Contract transactions
Surrenders and terminations	—	—	—	—	(12,689)	—
Transfers between Investment Divisions	—	—	(13,896)	—	—	—
Contract owner charges	—	—	—	(8)	(38)	—
Net change in net assets
from contract transactions	—	—	(13,896)	(8)	(12,727)	—

Net change in net assets	—	—	17,961	16,541	(12,234)	—

Net assets beginning of year	—	—	73,259	91,050	24,280	—

Net assets end of year	$—	$—	$91,220	$107,591	$12,046	$—

Contract unit transactions
Units outstanding at beginning of year	—	—	2,091	1,818	2,481	—
Units issued	—	—	—	—	—	—
Units redeemed	—	—	(305)	—	(1,288)	—
Units outstanding at end of year	—	—	1,786	1,818	1,193	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/T. Rowe Price Value Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
Operations
Net investment income (loss)	$(1,239)	$—	$—	$—	$—	$—	$—
Net realized gain (loss) on investments in Funds	570	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	9,209	—	—	—	—	—	—
Net change in net assets
from operations	8,540	—	—	—	—	—	—

Contract transactions
Surrenders and terminations	—	—	—	—	—	—	—
Transfers between Investment Divisions	6,708	—	—	—	—	—	—
Net change in net assets
from contract transactions	6,708	—	—	—	—	—	—

Net change in net assets	15,248	—	—	—	—	—	—

Net assets beginning of year	76,493	—	—	—	—	—	—

Net assets end of year	$91,741	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	2,160	—	—	—	—	—	—
Units issued	199	—	—	—	—	—	—
Units redeemed	(10)	—	—	—	—	—	—
Units outstanding at end of year	2,349	—	—	—	—	—	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Statements of Changes in Net Assets
December 31, 2023

	JNL/William Blair International Leaders Fund - Class A	JNL/WMC Balanced Fund - Class A	JNL/WMC Equity Income Fund - Class A	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Value Fund - Class A
Operations
Net investment income (loss)	$(205)	$(4)	$—	$(244)	$—
Net realized gain (loss) on investments in Funds	8	4	—	(15)	—
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,635	25	—	1,597	—
Net change in net assets
from operations	1,438	25	—	1,338	—

Contract transactions
Surrenders and terminations	—	—	—	—	—
Transfers between Investment Divisions	—	—	—	2,054	—
Contract owner charges	—	(5)	—	—	—
Net change in net assets
from contract transactions	—	(5)	—	2,054	—

Net change in net assets	1,438	20	—	3,392	—

Net assets beginning of year	12,957	216	—	15,185	—

Net assets end of year	$14,395	$236	$—	$18,577	$—

Contract unit transactions
Units outstanding at beginning of year	909	12	—	1,248	—
Units issued	—	—	—	166	—
Units redeemed	—	—	—	—	—
Units outstanding at end of year	909	12	—	1,414	—

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.470101	13.70	1.50
12/31/2020	—	—	0.00	18.003954	14.64	1.50
JNL Conservative Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	13.001164	2.13	1.50
12/31/2020	—	—	0.00	12.729914	5.91	1.50
JNL Growth Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.711864	11.45	1.50
12/31/2020	—	—	0.00	18.584304	13.63	1.50
JNL Growth ETF Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.981285	13.33	1.50
12/31/2020	—	—	0.00	18.513610	10.61	1.50
JNL Moderate Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	17.303754	5.80	1.50
12/31/2020	—	—	0.00	16.355624	9.54	1.50
JNL Moderate ETF Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.911580	6.04	1.50
12/31/2020	—	—	0.00	14.062216	7.06	1.50
JNL Moderate Growth Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	19.492487	8.56	1.50
12/31/2020	—	—	0.00	17.956106	11.12	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^
JNL Moderate Growth ETF Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A		N/A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	18.132027	9.67		1.50
12/31/2020	—	—	0.00	16.533652	9.49		1.50
JNL Multi-Manager Alternative Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A		N/A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	10.854755	1.25		1.50
12/31/2020+	—	—	0.00	10.720506	14.17	‡	1.50
JNL Multi-Manager Emerging Markets Equity Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A		N/A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	14.753993	(1.41)		1.50
12/31/2020	—	—	0.00	14.965147	7.28		1.50
JNL Multi-Manager Floating Rate Income Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A		N/A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	0	—	0.00	N/A	N/A		N/A
12/31/2021	0	—	0.00	12.003819	2.19		1.50
12/31/2020	0	—	0.00	11.746982	(1.04)		1.50
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A		N/A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021+	—	—	0.00	15.458803	2.04	‡	1.50
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A		N/A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	19.762400	22.40		1.50
12/31/2020	—	—	0.00	16.146235	12.81		1.50
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A		N/A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	52.972615	1.39		1.50
12/31/2020	—	—	0.00	52.247021	44.25		1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class A - April 27, 2020; JNL Multi-Manager International Small Cap Fund - Class A - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A		N/A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	24.338629	21.16		1.50
12/31/2020	—	—	0.00	20.088186	4.19		1.50
JNL Multi-Manager U.S. Select Equity Fund - Class A
12/31/2024+	—	—	0.00	N/A	N/A		N/A
JNL/AB Sustainable Global Thematic Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A		N/A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022+	—	—	0.00	N/A	N/A		N/A
JNL/American Funds Balanced Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A		N/A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	23.857621	13.00		1.50
12/31/2020	—	—	0.00	21.113289	10.39		1.50
JNL/American Funds Bond Fund of America Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A		N/A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021+	—	—	0.00	10.007072	0.17	‡	1.50
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A		N/A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	12.508733	12.83		1.50
12/31/2020	—	—	0.00	11.086442	2.43		1.50
JNL/American Funds Capital World Bond Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A		N/A
12/31/2023	—	—	0.00	N/A	N/A		N/A
12/31/2022	—	—	0.00	N/A	N/A		N/A
12/31/2021	—	—	0.00	10.891343	(6.74)		1.50
12/31/2020	—	—	0.00	11.678022	7.92		1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager U.S. Select Equity Fund - Class A - October 21, 2024; JNL/AB Sustainable Global Thematic Fund - Class A - April 25, 2022; JNL/American Funds Bond Fund of America Fund - Class A - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Global Growth Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	25.715423	14.35	1.50
12/31/2020	—	—	0.00	22.488144	28.15	1.50
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	23.785404	4.79	1.50
12/31/2020	—	—	0.00	22.697243	27.39	1.50
JNL/American Funds Growth Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	23.524825	11.94	1.50
12/31/2020	—	—	0.00	21.014716	18.25	1.50
JNL/American Funds Growth Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	45.599428	19.80	1.50
12/31/2020	—	—	0.00	38.063723	49.34	1.50
JNL/American Funds Growth-Income Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	34.512853	21.81	1.50
12/31/2020	—	—	0.00	28.333728	11.42	1.50
JNL/American Funds International Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	16.391044	(3.28)	1.50
12/31/2020	—	—	0.00	16.947069	11.87	1.50
JNL/American Funds Moderate Allocation Fund - Class A
12/31/2024+	—	—	0.00	N/A	N/A	N/A

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Moderate Allocation Fund - Class A - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	19.619697	8.32	1.50
12/31/2020	—	—	0.00	18.112311	15.57	1.50
JNL/American Funds New World Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	18.025201	2.90	1.50
12/31/2020	—	—	0.00	17.516689	21.22	1.50
JNL/American Funds Washington Mutual Investors Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	30.159888	25.42	1.50
12/31/2020	—	—	0.00	24.048037	6.80	1.50
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.048657	20.17	1.50
12/31/2020	—	—	0.00	11.690291	10.11	1.50
JNL/Baillie Gifford International Growth Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	16.021325	(8.36)	1.50
12/31/2020	—	—	0.00	17.482263	54.32	1.50
JNL/BlackRock Global Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	17.389158	5.70	1.50
12/31/2020	—	—	0.00	16.451011	17.17	1.50
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	10.134313	28.64	1.50
12/31/2020	—	—	0.00	7.877795	2.74	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2024	115	3	0.00	34.116028	29.50	1.50
12/31/2023	89	3	0.00	26.345206	47.48	1.50
12/31/2022	60	3	0.00	17.863972	(38.80)	1.50
12/31/2021	98	3	0.00	29.189086	18.66	1.50
12/31/2020	83	3	0.00	24.599656	36.36	1.50
JNL/Causeway International Value Select Fund - Class A
12/31/2024	105	5	1.84	23.303346	2.93	1.50
12/31/2023	94	4	1.56	22.640915	26.44	1.50
12/31/2022	77	4	1.27	17.905817	(8.43)	1.50
12/31/2021	92	5	1.39	19.553995	6.88	1.50
12/31/2020	79	4	4.91	18.294945	4.32	1.50
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	21.152288	19.37	1.50
12/31/2020	—	—	0.00	17.720327	28.56	1.50
JNL/Cohen & Steers U.S. Realty Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.447510	41.99	1.50
12/31/2020	—	—	0.00	10.879457	(5.57)	1.50
JNL/DFA International Core Equity Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	12.406983	9.68	1.50
12/31/2020	—	—	0.00	11.312407	5.37	1.50
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2024	111	3	0.00	41.604972	18.60	1.50
12/31/2023	94	3	0.00	35.079341	20.46	1.50
12/31/2022	78	3	0.00	29.121779	(16.85)	1.50
12/31/2021	94	3	0.00	35.024984	24.99	1.50
12/31/2020	75	3	0.00	28.022151	14.13	1.50
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	25.877749	25.56	1.50
12/31/2020	—	—	0.00	20.609930	11.50	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2024	18	1	0.00	16.784387	0.76	1.50
12/31/2023	17	1	0.00	16.658175	4.45	1.50
12/31/2022	17	1	0.00	15.948329	(14.57)	1.50
12/31/2021	20	1	0.00	18.667712	(1.92)	1.50
12/31/2020	20	1	0.00	19.032518	3.52	1.50
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	11.614252	(0.76)	1.50
12/31/2020	—	—	0.00	11.703447	1.51	1.50
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	26.348687	22.16	1.50
12/31/2020	—	—	0.00	21.568994	13.47	1.50
JNL/DoubleLine Total Return Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	11.507092	(1.91)	1.50
12/31/2020	—	—	0.00	11.731699	1.13	1.50
JNL/Dreyfus Government Money Market Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	9.128779	(1.49)	1.50
12/31/2020	—	—	0.00	9.266736	(1.28)	1.50
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	17.390701	(2.17)	1.50
12/31/2020	—	—	0.00	17.776410	6.80	1.50
JNL/First Sentier Global Infrastructure Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	18.249445	11.27	1.50
12/31/2020	—	—	0.00	16.400800	(5.11)	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Franklin Templeton Income Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	18.803168	13.05	1.50
12/31/2020	—	—	0.00	16.633267	(0.64)	1.50
JNL/Goldman Sachs 4 Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	35.979070	33.46	1.50
12/31/2020	—	—	0.00	26.958100	2.96	1.50
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	13.206847	(3.75)	1.50
12/31/2020	—	—	0.00	13.722011	31.14	1.50
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	13.230930	16.10	1.50
12/31/2020	—	—	0.00	11.396313	9.59	1.50
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	13.285117	16.89	1.50
12/31/2020	—	—	0.00	11.365849	(0.89)	1.50
JNL/Invesco Global Growth Fund - Class A
12/31/2024	113	3	0.00	45.094454	14.10	1.50
12/31/2023	98	2	0.00	39.522846	32.52	1.50
12/31/2022	77	3	0.00	29.823572	(33.20)	1.50
12/31/2021	104	2	0.00	44.645951	13.65	1.50
12/31/2020	89	2	0.00	39.282307	26.26	1.50
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	54.243270	5.67	1.50
12/31/2020	—	—	0.00	51.331849	54.18	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.179717	7.27	1.50
12/31/2020	—	—	0.00	13.219193	10.04	1.50
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	13.187641	10.18	1.50
12/31/2020	—	—	0.00	11.969276	12.61	1.50
JNL/JPMorgan Managed Aggressive Growth Fund - Class A
12/31/2024	0	0	0.00	36.137772	11.90	1.50
12/31/2023	8	0	0.00	32.296062	20.38	1.50
12/31/2022	7	0	0.00	26.828850	(23.31)	1.50
12/31/2021	9	0	0.00	34.982511	14.59	1.50
12/31/2020	8	0	0.00	30.527864	18.31	1.50
JNL/JPMorgan Managed Conservative Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	19.086097	2.18	1.50
12/31/2020	—	—	0.00	18.678812	7.17	1.50
JNL/JPMorgan Managed Growth Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	-—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	32.137425	12.76	1.50
12/31/2020	—	-—	0.00	28.500364	16.95	1.50
JNL/JPMorgan Managed Moderate Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	24.180253	5.17	1.50
12/31/2020	—	—	0.00	22.991421	10.65	1.50
JNL/JPMorgan Managed Moderate Growth Fund - Class A
12/31/2024	54	2	0.00	26.170399	8.09	1.50
12/31/2023	60	2	0.00	24.210806	14.33	1.50
12/31/2022	62	3	0.00	21.176386	(20.15)	1.50
12/31/2021	83	3	0.00	26.520235	9.20	1.50
12/31/2020	81	3	0.00	24.286082	13.78	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	58.144351	9.38	1.50
12/31/2020	—	—	0.00	53.159879	45.77	1.50
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
12/31/2024+	—	—	0.00	N/A	N/A	N/A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.464412	(3.60)	1.50
12/31/2020	—	—	0.00	15.004698	5.36	1.50
JNL/JPMorgan U.S. Value Fund - Class A
12/31/2024	15	1	0.00	20.699775	13.00	1.50
12/31/2023	13	1	0.00	18.317741	7.39	1.50
12/31/2022	12	1	0.00	17.057878	(4.40)	1.50
12/31/2021	13	1	0.00	17.842570	25.47	1.50
12/31/2020	10	1	0.00	14.220804	(5.22)	1.50
JNL/Lazard International Quality Growth Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	16.803045	4.83	1.50
12/31/2020	—	—	0.00	16.028230	11.35	1.50
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.646102	4.04	1.50
12/31/2020+	—	—	0.00	15.038685	44.89 ‡	1.50
JNL/Lord Abbett Short Duration Income Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	10.223726	(1.17)	1.50
12/31/2020+	—	—	0.00	10.344320	3.44 ‡	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A - October 21, 2024; JNL/Loomis Sayles Global Growth Fund - Class A - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class A - April 27, 2020.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Bond Index Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	13.966317	(3.63)	1.50
12/31/2020	—	—	0.00	14.491698	5.45	1.50
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	43.261954	13.91	1.50
12/31/2020	—	—	0.00	37.977821	23.39	1.50
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	62.892026	20.72	1.50
12/31/2020	—	—	0.00	52.099305	44.82	1.50
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.670560	14.55	1.50
12/31/2020	—	—	0.00	12.806981	8.78	1.50
JNL/Mellon Dow Index Fund - Class A
12/31/2024	—	—	0.00	36.004756	12.51	1.50
12/31/2023	2	0	0.00	32.002154	13.72	1.50
12/31/2022	4	0	0.00	28.141037	(8.84)	1.50
12/31/2021	6	0	0.00	30.869460	18.37	1.50
12/31/2020	5	0	0.00	26.078161	7.33	1.50
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	12.104803	(4.94)	1.50
12/31/2020	—	—	0.00	12.734033	15.36	1.50
JNL/Mellon Energy Sector Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	21.665468	52.39	1.50
12/31/2020	—	—	0.00	14.217439	(34.72)	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Financial Sector Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	21.254524	27.41	1.50
12/31/2020	—	—	0.00	16.681463	(4.16)	1.50
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	50.228049	18.41	1.50
12/31/2020	—	—	0.00	42.419419	15.77	1.50
JNL/Mellon Industrials Sector Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.289685	19.12	1.50
12/31/2020	—	—	0.00	12.835573	11.87	1.50
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2024	22	0	0.00	111.713028	33.24	1.50
12/31/2023	18	0	0.00	83.842860	55.84	1.50
12/31/2022	15	0	0.00	53.799007	(33.00)	1.50
12/31/2021	19	0	0.00	80.292253	31.23	1.50
12/31/2020	16	0	0.00	61.186363	42.96	1.50
JNL/Mellon International Index Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.524908	8.83	1.50
12/31/2020	—	—	0.00	18.860279	6.10	1.50
JNL/Mellon Materials Sector Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.270915	26.48	1.50
12/31/2020	—	—	0.00	12.073817	17.07	1.50
JNL/Mellon Nasdaq® 100 Index Fund - Class A
12/31/2024	—	—	0.00	72.510909	23.22	1.50
12/31/2023	3	0	0.00	58.846330	51.90	1.50
12/31/2022	3	0	0.00	38.740494	(33.80)	1.50
12/31/2021	7	0	0.00	58.521523	24.81	1.50
12/31/2020	6	0	0.00	46.889162	45.76	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.280283	36.69	1.50
12/31/2020	—	—	0.00	11.178743	(6.73)	1.50
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2024	105	2	0.00	47.678178	11.64	1.50
12/31/2023	93	2	0.00	42.707475	14.09	1.50
12/31/2022	75	2	0.00	37.432726	(14.83)	1.50
12/31/2021	96	2	0.00	43.948711	22.29	1.50
12/31/2020	80	2	0.00	35.939348	11.31	1.50
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2024	101	2	0.00	51.957203	22.53	1.50
12/31/2023	88	2	0.00	42.403977	23.81	1.50
12/31/2022	74	2	0.00	34.250080	(19.74)	1.50
12/31/2021	97	2	0.00	42.674099	26.18	1.50
12/31/2020	79	2	0.00	33.819295	16.03	1.50
JNL/Mellon Small Cap Index Fund - Class A
12/31/2024	154	4	0.00	37.834026	6.41	1.50
12/31/2023	143	4	0.00	35.554321	13.85	1.50
12/31/2022	115	4	0.00	31.228716	(17.88)	1.50
12/31/2021	145	4	0.00	38.028097	24.24	1.50
12/31/2020	121	4	0.00	30.607769	9.16	1.50
JNL/Mellon U.S. Stock Market Index Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	18.553965	23.48	1.50
12/31/2020	—	—	0.00	15.025600	18.39	1.50
JNL/Mellon Utilities Sector Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	19.541407	15.03	1.50
12/31/2020	—	—	0.00	16.987728	(2.53)	1.50
JNL/Mellon World Index Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	33.093854	19.37	1.50
12/31/2020	—	—	0.00	27.723837	13.89	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/MFS Mid Cap Value Fund - Class A
12/31/2024	61	2	0.00	34.061790	12.14	1.50
12/31/2023	54	2	0.00	30.373362	10.69	1.50
12/31/2022	49	2	0.00	27.439207	(10.36)	1.50
12/31/2021	55	2	0.00	30.610601	28.59	1.50
12/31/2020	43	2	0.00	23.804880	2.32	1.50
JNL/Morningstar SMID Moat Focus Index Fund - Class A
12/31/2024+	—	—	0.00	N/A	N/A	N/A
JNL/Morningstar U.S. Sustainability Index Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.739714	28.68	1.50
12/31/2020	—	—	0.00	16.117165	18.73	1.50
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	16.798722	22.05	1.50
12/31/2020	—	—	0.00	13.764100	12.47	1.50
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	12.492577	1.13	1.50
12/31/2020	—	—	0.00	12.353592	5.42	1.50
JNL/Newton Equity Income Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	32.955420	30.79	1.50
12/31/2020	—	—	0.00	25.197170	0.92	1.50
JNL/PIMCO Income Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	10.889480	0.48	1.50
12/31/2020	—	—	0.00	10.837885	3.39	1.50

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Morningstar SMID Moat Focus Index Fund - Class A - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.040891	(3.09)	1.50
12/31/2020	—	—	0.00	14.488329	8.88	1.50
JNL/PIMCO Real Return Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	16.023733	3.83	1.50
12/31/2020	—	—	0.00	15.432781	9.80	1.50
JNL/PPM America High Yield Bond Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	-—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	21.507995	4.18	1.50
12/31/2020	—	-—	0.00	20.646004	3.54	1.50
JNL/PPM America Investment Grade Credit Fund - Class A
12/31/2024+	—	—	0.00	N/A	N/A	N/A
JNL/PPM America Total Return Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	20.265868	(2.62)	1.50
12/31/2020	—	—	0.00	20.811015	8.21	1.50
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	22.439811	28.30	1.50
12/31/2020	—	—	0.00	17.490039	7.00	1.50
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2024	93	3	0.00	33.304233	16.86	1.50
12/31/2023	79	3	0.00	28.498208	10.40	1.50
12/31/2022	72	3	0.00	25.814212	(9.38)	1.50
12/31/2021	79	3	0.00	28.487432	24.50	1.50
12/31/2020	64	3	0.00	22.880634	8.31	1.50

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PPM America Investment Grade Credit Fund - Class A - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price Balanced Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	15.310561	11.05	1.50
12/31/2020+	—	—	0.00	13.786932	25.18 ‡	1.50
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
12/31/2024+	—	—	0.00	N/A	N/A	N/A
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	23.203921	16.14	1.50
12/31/2020	—	—	0.00	19.979445	15.73	1.50
JNL/T. Rowe Price Growth Stock Fund - Class A
12/31/2024	107	2	0.00	65.358778	28.00	1.50
12/31/2023	91	2	0.00	51.060512	45.81	1.50
12/31/2022	73	2	0.00	35.019532	(39.72)	1.50
12/31/2021	95	2	0.00	58.096093	12.73	1.50
12/31/2020	79	2	0.00	51.535400	35.04	1.50
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2024	116	2	0.00	63.711359	7.54	1.50
12/31/2023	108	2	0.00	59.245058	18.18	1.50
12/31/2022	91	2	0.00	50.132782	(23.23)	1.50
12/31/2021	119	2	0.00	65.300382	11.23	1.50
12/31/2020	107	2	0.00	58.705580	21.71	1.50
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2024	—	—	0.00	10.424739	3.18	1.50
12/31/2023	12	1	0.00	10.102973	3.22	1.50
12/31/2022	24	2	0.00	9.787391	(6.07)	1.50
12/31/2021	36	3	0.00	10.419777	(1.86)	1.50
12/31/2020	37	3	0.00	10.617390	2.39	1.50
JNL/T. Rowe Price U.S. High Yield Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	11.871763	3.26	1.50
12/31/2020	—	—	0.00	11.496530	1.91	1.50

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Balanced Fund - Class A - April 27, 2020; JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price Value Fund - Class A
12/31/2024	106	2	0.00	44.137281	13.07	1.50
12/31/2023	92	2	0.00	39.033998	10.29	1.50
12/31/2022	76	2	0.00	35.392058	(12.82)	1.50
12/31/2021	97	2	0.00	40.596425	27.62	1.50
12/31/2020	79	2	0.00	31.810037	8.62	1.50
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.464237	12.61	1.50
12/31/2020	—	—	0.00	12.845099	11.96	1.50
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	12.363073	4.79	1.50
12/31/2020	—	—	0.00	11.797677	8.01	1.50
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	13.385499	8.72	1.50
12/31/2020	—	—	0.00	12.311859	10.00	1.50
JNL/WCM Focused International Equity Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	24.758010	15.34	1.50
12/31/2020	—	—	0.00	21.465583	30.05	1.50
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	11.943692	1.43	1.50
12/31/2020	—	—	0.00	11.775231	4.72	1.50
JNL/Western Asset Global Multi-Sector Bond Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	9.836453	(5.75)	1.50
12/31/2020	—	—	0.00	10.436568	(8.09)	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II
Financial Highlights
December 31, 2024
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^
JNL/William Blair International Leaders Fund - Class A
12/31/2024	14	1	0.32	15.459681	(2.43)	1.50
12/31/2023	14	1	0.00	15.844760	11.11	1.50
12/31/2022	13	1	1.76	14.260891	(26.14)	1.50
12/31/2021	18	1	1.18	19.307378	4.61	1.50
12/31/2020	17	1	2.19	18.455811	12.09	1.50
JNL/WMC Balanced Fund - Class A
12/31/2024	0	0	0.00	33.416472	12.86	1.50
12/31/2023	0	0	0.00	29.608968	11.21	1.50
12/31/2022	0	0	0.00	26.624040	(15.33)	1.50
12/31/2021	0	0	0.00	31.444504	16.80	1.50
12/31/2020	0	0	0.00	26.920990	6.54	1.50
JNL/WMC Equity Income Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	14.933224	23.78	1.50
12/31/2020	—	—	0.00	12.064288	1.06	1.50
JNL/WMC Global Real Estate Fund - Class A
12/31/2024	21	2	0.00	13.641889	3.94	1.50
12/31/2023	19	1	0.00	13.125340	7.95	1.50
12/31/2022	15	1	0.00	12.158560	(28.66)	1.50
12/31/2021	20	1	0.00	17.042089	24.79	1.50
12/31/2020	16	1	0.00	13.656772	(13.44)	1.50
JNL/WMC Value Fund - Class A
12/31/2024	—	—	0.00	N/A	N/A	N/A
12/31/2023	—	—	0.00	N/A	N/A	N/A
12/31/2022	—	—	0.00	N/A	N/A	N/A
12/31/2021	—	—	0.00	30.083971	25.09	1.50
12/31/2020	—	—	0.00	24.049554	0.01	1.50

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

JNLNY Separate Account II

Notes to Financial Statements

December 31, 2024

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established JNLNY Separate Account II (the “Separate Account”) on November 10, 1998. The Separate Account commenced operations on September 1, 2000, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson. Its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson but are clearly identified and distinguished from Jackson's other assets and liabilities. The contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains one hundred twenty-four (124) Investment Divisions as of December 31, 2024. These one hundred twenty-four (124) Investment Divisions each invested in shares of the following mutual funds (each a "Fund" and collectively the “Funds”) as of and during the year ended December 31, 2024:

JNL® Series Trust
JNL Aggressive Growth Allocation Fund - Class A(1)	JNL/JPMorgan Managed Moderate Growth Fund - Class A
JNL Conservative Allocation Fund - Class A(1)	JNL/JPMorgan MidCap Growth Fund - Class A
JNL Growth Allocation Fund - Class A(1)	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
JNL Growth ETF Allocation Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL Moderate Allocation Fund - Class A(1)	JNL/JPMorgan U.S. Value Fund - Class A
JNL Moderate ETF Allocation Fund - Class A	JNL/Lazard International Quality Growth Fund - Class A
JNL Moderate Growth Allocation Fund - Class A(1)	JNL/Loomis Sayles Global Growth Fund - Class A
JNL Moderate Growth ETF Allocation Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A
JNL Multi-Manager Alternative Fund - Class A	JNL/Mellon Bond Index Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A
JNL Multi-Manager Floating Rate Income Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL Multi-Manager International Small Cap Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A	JNL/Mellon Dow Index Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
JNL Multi-Manager U.S. Select Equity Fund - Class A	JNL/Mellon Financial Sector Fund - Class A
JNL/AB Sustainable Global Thematic Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
JNL/American Funds Balanced Fund - Class A	JNL/Mellon Industrials Sector Fund - Class A
JNL/American Funds Bond Fund of America Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class A	JNL/Mellon International Index Fund - Class A
JNL/American Funds Capital World Bond Fund - Class A	JNL/Mellon Materials Sector Fund - Class A
JNL/American Funds Global Growth Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A(1)	JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/American Funds Growth Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A
JNL/American Funds Growth-Income Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A
JNL/American Funds International Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class A
JNL/American Funds Moderate Allocation Fund - Class A(1)	JNL/Mellon Utilities Sector Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A(1)	JNL/Mellon World Index Fund - Class A
JNL/American Funds New World Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class A	JNL/Newton Equity Income Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/PIMCO Income Fund - Class A
JNL/Causeway International Value Select Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A

JNLNY Separate Account II

Notes to Financial Statements

December 31, 2024

JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/PIMCO Real Return Fund - Class A
JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
JNL/DFA International Core Equity Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A	JNL/PPM America Total Return Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
JNL/DoubleLine Total Return Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/Dreyfus Government Money Market Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/Franklin Templeton Income Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/Goldman Sachs 4 Fund - Class A	JNL/T. Rowe Price Value Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Invesco Global Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class A	JNL/William Blair International Leaders Fund - Class A
JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/WMC Balanced Fund - Class A
JNL/JPMorgan Managed Conservative Fund - Class A	JNL/WMC Equity Income Fund - Class A
JNL/JPMorgan Managed Growth Fund - Class A	JNL/WMC Global Real Estate Fund - Class A
JNL/JPMorgan Managed Moderate Fund - Class A	JNL/WMC Value Fund - Class A

(1) The Fund is a Fund of Fund advised by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson and has no sub-adviser.

JNAM serves as investment adviser for the Funds comprising the JNL Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds were sub-advised by an affiliate of Jackson during the year: JNL Multi-Manager Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund and JNL/PPM America Total Return Fund.

During the year ended December 31, 2024, the following Funds changed names effective October 21, 2024:

Prior Fund Name	Current Fund Name	Reason for Change
JNL iShares Tactical Growth Fund	JNL Growth ETF Allocation Fund	Name Convention Update
JNL iShares Tactical Moderate Fund	JNL Moderate ETF Allocation Fund	Name Convention Update
JNL iShares Tactical Moderate Growth Fund	JNL Moderate Growth ETF Allocation Fund	Name Convention Update
JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/JPMorgan Managed Aggressive Growth Fund	Sub-Adviser Replacement
JNL/Goldman Sachs Managed Conservative Fund	JNL/JPMorgan Managed Conservative Fund	Sub-Adviser Replacement
JNL/Goldman Sachs Managed Growth Fund	JNL/JPMorgan Managed Growth Fund	Sub-Adviser Replacement
JNL/Goldman Sachs Managed Moderate Fund	JNL/JPMorgan Managed Moderate Fund	Sub-Adviser Replacement
JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/JPMorgan Managed Moderate Growth Fund	Sub-Adviser Replacement
JNL/Heitman U.S. Focused Real Estate Fund	JNL/Cohen & Steers U.S. Realty Fund	Sub-Adviser Replacement
JNL/Lazard International Strategic Equity Fund	JNL/Lazard International Quality Growth Fund	Name Convention Update
JNL/PPM America Floating Rate Income Fund	JNL Multi-Manager Floating Rate Income Fund	Sub-Adviser Replacement
JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Growth Stock Fund	Name Convention Update
JNL/WMC Government Money Market Fund	JNL/Dreyfus Government Money Market Fund	Sub-Adviser Replacement

The net assets are affected by the investment results of each underlying mutual fund, and contract transactions are affected by contract owner directions and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits.

JNLNY Separate Account II

Notes to Financial Statements

December 31, 2024

A contract owner may choose from a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investment transactions in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as a gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

Fair Value Measurement. As of December 31, 2024, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable underlying Fund. Investments in the underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units:

Contract Maintenance Charge. An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date or in conjunction with a total withdrawal, as applicable. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

JNLNY Separate Account II

Notes to Financial Statements

December 31, 2024

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% to 1.86%, depending on the contract, of the guaranteed withdrawal balance. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson for administrative expenses related to the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the administration charge and the contract maintenance charge.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes will not exceed 2.0% of the contract value. Currently, New York does not impose premium taxes.

NOTE 4. Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

NOTE 5. Segment Reporting

In this reporting period, the Separate Account has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The intent of ASU 2023-07 is to improve reportable segment disclosures. Adoption of this standard impacted financial statement disclosures only and had no impact on the Separate Account’s financial position or its results of operations. Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expense, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”), and for which discrete financial information is available.

The Executive Vice President and Chief Financial Officer of Jackson is the CODM for each of the investment divisions of the Separate Accounts. Each investment division is comprised of a single reportable segment, whose assets are invested in a fund with a single investment strategy, which reflects how the CODM monitors and manages the operating results of each investment division. The CODM manages the allocation of resources in accordance with each investment division’s objective and the terms of the underlying fund’s prospectus. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, net changes in net assets from operations, is consistent with that presented within each investment division’s financial statements and financial highlights.

NOTE 6. Subsequent Events

Management has evaluated subsequent events for the Separate Account through the date the financial statements were issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the Notes to Financial Statements.

KPMG LLP Aon Center Suite 5500 200 E. Randolph Street Chicago, IL 60601-6436 Report of Independent Registered Public Accounting Firm To the Board of Directors of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account II: Opinion on the Financial Statements We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise JNLNY Separate Account II (the Separate Account), as of December 31, 2024, the related statements of operations for the year or period then ended listed in the Appendix, the statements of changes in net assets for each of the years or periods in the two-year period then ended listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of December 31, 2024, the results of their operations for the year or period then ended listed in the Appendix, the changes in their net assets for each of the years or periods in the two-year period then ended listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles. Basis for Opinion These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion. /s/ KPMG LLP We have served as the auditor of one or more Jackson National Life Insurance Company’s Separate Accounts since 1999. Chicago, Illinois March 27, 2025 KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended. JNL Aggressive Growth Allocation Fund - Class A JNL Conservative Allocation Fund - Class A JNL Growth Allocation Fund - Class A JNL Growth ETF Allocation Fund - Class A JNL Moderate Allocation Fund - Class A JNL Moderate ETF Allocation Fund - Class A JNL Moderate Growth Allocation Fund - Class A JNL Moderate Growth ETF Allocation Fund - Class A JNL Multi-Manager Alternative Fund - Class A JNL Multi-Manager Emerging Markets Equity Fund - Class A JNL Multi-Manager Floating Rate Income Fund - Class A JNL Multi-Manager International Small Cap Fund - Class A JNL Multi-Manager Mid Cap Fund - Class A JNL Multi-Manager Small Cap Growth Fund - Class A JNL Multi-Manager Small Cap Value Fund - Class A JNL/AB Sustainable Global Thematic Fund - Class A JNL/American Funds Balanced Fund - Class A JNL/American Funds Bond Fund of America Fund - Class A JNL/American Funds Capital Income Builder Fund - Class A JNL/American Funds Capital World Bond Fund - Class A JNL/American Funds Global Growth Fund - Class A JNL/American Funds Global Small Capitalization Fund - Class A JNL/American Funds Growth Allocation Fund - Class A JNL/American Funds Growth Fund - Class A JNL/American Funds Growth-Income Fund - Class A JNL/American Funds International Fund - Class A JNL/American Funds Moderate Growth Allocation Fund - Class A JNL/American Funds New World Fund - Class A JNL/American Funds Washington Mutual Investors Fund - Class A JNL/AQR Large Cap Defensive Style Fund - Class A JNL/Baillie Gifford International Growth Fund - Class A JNL/BlackRock Global Allocation Fund - Class A JNL/BlackRock Global Natural Resources Fund - Class A JNL/BlackRock Large Cap Select Growth Fund - Class A JNL/Causeway International Value Select Fund - Class A JNL/ClearBridge Large Cap Growth Fund - Class A JNL/Cohen & Steers U.S. Realty Fund - Class A JNL/DFA International Core Equity Fund - Class A JNL/DFA U.S. Core Equity Fund - Class A JNL/DFA U.S. Small Cap Fund - Class A JNL/DoubleLine Core Fixed Income Fund - Class A JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A

JNL/DoubleLine Total Return Fund - Class A JNL/Dreyfus Government Money Market Fund - Class A JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A JNL/First Sentier Global Infrastructure Fund - Class A JNL/Franklin Templeton Income Fund - Class A JNL/Goldman Sachs 4 Fund - Class A JNL/GQG Emerging Markets Equity Fund - Class A JNL/Harris Oakmark Global Equity Fund - Class A JNL/Invesco Diversified Dividend Fund - Class A JNL/Invesco Global Growth Fund - Class A JNL/Invesco Small Cap Growth Fund - Class A JNL/JPMorgan Global Allocation Fund - Class A JNL/JPMorgan Hedged Equity Fund - Class A JNL/JPMorgan Managed Aggressive Growth Fund - Class A JNL/JPMorgan Managed Conservative Fund - Class A JNL/JPMorgan Managed Growth Fund - Class A JNL/JPMorgan Managed Moderate Fund - Class A JNL/JPMorgan Managed Moderate Growth Fund - Class A JNL/JPMorgan MidCap Growth Fund - Class A JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A JNL/JPMorgan U.S. Value Fund - Class A JNL/Lazard International Quality Growth Fund - Class A JNL/Loomis Sayles Global Growth Fund - Class A JNL/Lord Abbett Short Duration Income Fund - Class A JNL/Mellon Bond Index Fund - Class A JNL/Mellon Communication Services Sector Fund - Class A JNL/Mellon Consumer Discretionary Sector Fund - Class A JNL/Mellon Consumer Staples Sector Fund - Class A JNL/Mellon Dow Index Fund - Class A JNL/Mellon Emerging Markets Index Fund - Class A JNL/Mellon Energy Sector Fund - Class A JNL/Mellon Financial Sector Fund - Class A JNL/Mellon Healthcare Sector Fund - Class A JNL/Mellon Industrials Sector Fund - Class A JNL/Mellon Information Technology Sector Fund - Class A JNL/Mellon International Index Fund - Class A JNL/Mellon Materials Sector Fund - Class A JNL/Mellon Nasdaq® 100 Index Fund - Class A JNL/Mellon Real Estate Sector Fund - Class A JNL/Mellon S&P 400 MidCap Index Fund - Class A JNL/Mellon S&P 500 Index Fund - Class A JNL/Mellon Small Cap Index Fund - Class A JNL/Mellon U.S. Stock Market Index Fund - Class A JNL/Mellon Utilities Sector Fund - Class A JNL/Mellon World Index Fund - Class A JNL/MFS Mid Cap Value Fund - Class A JNL/Morningstar U.S. Sustainability Index Fund - Class A JNL/Morningstar Wide Moat Index Fund - Class A

JNL/Neuberger Berman Strategic Income Fund - Class A JNL/Newton Equity Income Fund - Class A JNL/PIMCO Income Fund - Class A JNL/PIMCO Investment Grade Credit Bond Fund - Class A JNL/PIMCO Real Return Fund - Class A JNL/PPM America High Yield Bond Fund - Class A JNL/PPM America Total Return Fund - Class A JNL/RAFI Fundamental U.S. Small Cap Fund - Class A JNL/RAFI Multi-Factor U.S. Equity Fund - Class A JNL/T. Rowe Price Balanced Fund - Class A JNL/T. Rowe Price Capital Appreciation Fund - Class A JNL/T. Rowe Price Growth Stock Fund - Class A JNL/T. Rowe Price Mid-Cap Growth Fund - Class A JNL/T. Rowe Price Short-Term Bond Fund - Class A JNL/T. Rowe Price U.S. High Yield Fund - Class A JNL/T. Rowe Price Value Fund - Class A JNL/Vanguard Growth ETF Allocation Fund - Class A JNL/Vanguard Moderate ETF Allocation Fund - Class A JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A JNL/WCM Focused International Equity Fund - Class A JNL/Westchester Capital Event Driven Fund - Class A JNL/Western Asset Global Multi-Sector Bond Fund - Class A JNL/William Blair International Leaders Fund - Class A JNL/WMC Balanced Fund - Class A JNL/WMC Equity Income Fund - Class A JNL/WMC Global Real Estate Fund - Class A JNL/WMC Value Fund - Class A Statements of assets and liabilities as of December 31, 2024, and the related statements of operations and changes in net assets for the period from October 21, 2024 (inception) to December 31, 2024. JNL Multi-Manager U.S. Select Equity Fund - Class A JNL/American Funds Moderate Allocation Fund - Class A JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A JNL/Morningstar SMID Moat Focus Index Fund - Class A JNL/PPM America Investment Grade Credit Fund - Class A JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A

Jackson National Life Insurance
Company of New York

Statutory Financial Statements
December 31, 2024

Jackson National Life Insurance Company of New York

Index to Statutory Financial Statements
________________________________________________________________

Independent Auditors’ Report                            1

Statutory Statements of Admitted Assets, Liabilities,
Capital and Surplus as of December 31, 2024 and 2023            4

Statutory Statements of Operations for the years ended
December 31, 2024, 2023, and 2022                    5

Statutory Statements of Capital and Surplus for the years
ended December 31, 2024, 2023, and 2022                6

Statutory Statements of Cash Flow for the years
ended December 31, 2024, 2023, and 2022                7

Notes to Statutory Financial Statements                    8

Supplemental Schedule of Selected Financial Data                43

Supplemental Investment Risks Interrogatories                46

Summary Investment Schedule                        48

Reinsurance Risk Interrogatories                        49

        KPMG LLP
Suite 600
350 N. 5th Street
Minneapolis, MN 55401

Independent Auditors’ Report

The audit, Compensation, and Risk Management Committee of the Board of Directors
Jackson National Life Insurance Company of New York:
Opinions
We have audited the statutory financial statements of Jackson National Life Insurance Company of New York (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for the three-year period ended December 31, 2024.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Statutory Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles.
Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

1

Responsibilities of Management for the Statutory Financial Statements
Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the statutory financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are issued.
Auditors’ Responsibilities for the Audit of the Statutory Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.
In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.
Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the statutory financial statements as a whole. The supplementary information included in the Supplemental Schedule of Selected Financial Data,

2

Supplemental Investment Risks Interrogatories, Summary Investment Schedule, and Reinsurance Risk Interrogatories is presented for purposes of additional analysis and is not a required part of the statutory financial statements but is supplementary information required by the New York State Department of Financial Services. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the statutory financial statements as a whole.
/s/ KPMG LLP

Minneapolis, Minnesota
March 28, 2025

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
(In thousands, except share information)

	December 31,
	2024	2023
Admitted Assets
Bonds	$1,326,232	$1,299,498
Cash and cash equivalents	106,332	30,770
Common stock - unaffiliated	825	708
Receivables for securities	204	496
Securities lending reinvested collateral assets	794	3,565
Policy loans	416	376
Total cash and invested assets	1,434,803	1,335,413
Investment income due and accrued	10,816	10,416
Income tax receivable from parent	665	—
Net deferred tax asset	26,422	20,652
Receivable from parent	—	11,273
Amounts due from reinsurers	165,296	160,598
Other admitted assets	84	100
Admitted disallowed IMR	12,037	10,892
Separate account assets	17,304,385	15,871,446
Total admitted assets	$18,954,508	$17,420,790

Liabilities, Capital and Surplus
Liabilities:
Aggregate reserves for life, accident and health and annuity contracts	$629,663	$627,158
Liability for deposit-type contracts	8,336	8,717
Policy and contract claims	10,695	14,167
Asset valuation reserve	13,848	12,138
General expenses and taxes due and accrued	4,717	4,024
Accrued transfers to separate accounts	(36,870)	(37,206)
Federal income tax	—	19,987
Payable to parent	192,998	165,531
Payable for securities lending	794	3,565
Other liabilities	16,803	11,201
Separate account liabilities	17,304,385	15,871,446
Total liabilities	18,145,369	16,700,728
Capital and Surplus:
Capital stock (par value $1.15 per share; 50,000 shares authorized;
12,000 shares issued and outstanding)	2,000	2,000
Gross paid-in and contributed surplus	503,859	503,859
Unassigned surplus	291,243	203,311
Special surplus funds	12,037	10,892
Total capital and surplus	809,139	720,062
Total liabilities, capital and surplus	$18,954,508	$17,420,790

See accompanying Notes to Statutory Financial Statements.

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Operations
(In thousands)

	Years Ended December 31,
	2024	2023	2022
Income:
Premiums and annuity considerations	$528,718	$101,132	$118,033
Fee income	41,060	38,391	38,092
Net investment income (net of expenses of $2,154 in 2024, $1,999 in 2023, and $2,051 in 2022)	49,079	47,067	43,248
Commissions and expense allowances on reinsurance ceded	150,744	120,145	132,682
Separate accounts net gain from operations excluding unrealized gains or losses	19,730	—	—
Total other income	—	280	—
Total income	789,331	307,015	332,055
Benefits and other deductions:
Death benefits	235	53	323
Surrenders and annuity benefits	274,964	216,055	177,095
Interest and adjustments on policy funds and deposit-type contracts	(881)	(424)	(159)
Change in aggregate reserves	2,505	(101,977)	90,879
Commissions	144,961	109,260	122,762
General insurance expenses	28,296	25,060	25,324
Taxes, licenses and fees	1,405	1,221	1,008
Change in loading on deferred and uncollected premium	(14)	19	3
Net transfers to (from) separate accounts	273,203	(53,767)	(29,847)
Reclassification of ceding commission to surplus	16,043	—	—
Amortization of gain on reinsured business to income	(2,368)	(624)	(1,340)
Total benefits and other deductions	738,349	194,876	386,048
Gain (loss) from operations before federal income tax expense and net realized capital losses	50,982	112,139	(55,333)
Federal income tax (benefit) expense	(20,768)	20,594	(961)
Gain (loss) from operations before net realized capital losses	71,750	91,545	(54,372)
Net realized capital losses, less capital gains tax benefit of nil in 2024 and 2023, respectively, and $137 in 2022, excluding tax expense of $116 in 2024, and tax benefit of $185 and $309 in 2023 and 2022, respectively, transferred to the IMR
	—	(428)	(909)
Net income (loss)	$71,750	$91,117	$(55,281)

See accompanying Notes to Statutory Financial Statements.

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Capital and Surplus
(In thousands)

		Surplus
	Capital	Gross paid-in	Special
	stock	and contributed	Funds	Unassigned	Total

Balances at December 31, 2021	$2,000	$503,859	$—	$156,008	$661,867
Net loss	—	—	—	(53,941)	(53,941)
Change in net unrealized capital gains and losses	—	—	—	(98)	(98)
Change in asset valuation reserve	—	—	—	(898)	(898)
Change in non-admitted assets	—	—	—	(2,392)	(2,392)
Change in surplus as a result of reinsurance	—	—	—	(1,339)	(1,339)
Change in net deferred income tax	—	—	—	(71)	(71)

Balances at December 31, 2022	2,000	503,859	—	97,269	603,128

Net income	—	—	—	91,117	91,117
Change in net unrealized capital gains and losses	—	—	—	260	260
Change in asset valuation reserve	—	—	—	(1,266)	(1,266)
Change in non-admitted assets	—	—	—	6,726	6,726
Change in surplus as a result of reinsurance	—	—	—	(624)	(624)
Change in special surplus funds	—	—	10,892	(10,892)	—
Change in net deferred income tax	—	—	—	20,721	20,721

Balances at December 31, 2023	2,000	503,859	10,892	203,311	720,062

Net income	—	—	—	71,750	71,750
Change in net unrealized capital gains and losses	—	—	—	93	93
Change in asset valuation reserve	—	—	—	(1,710)	(1,710)
Change in non-admitted assets	—	—	—	(10,751)	(10,751)
Change in surplus in separate accounts	—	—	—	(19,730)	—
Surplus withdrawn from separate accounts	—	—	—	19,730	—
Change in surplus as a result of reinsurance	—	—	—	13,675	13,675
Change in special surplus funds	—	—	1,145	(1,145)	—
Change in net deferred income tax	—	—	—	16,020	16,020

Balances at December 31, 2024	$2,000	$503,859	$12,037	$291,243	$809,139

See accompanying Notes to Statutory Financial Statements.

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statutory Statements of Cash Flow
(In thousands)

	Years Ended December 31,
	2024	2023	2022
Cash from operations:
Operating receipts:
Premiums and annuity considerations	$553,647	$74,593	$35,891
Net investment income	49,992	47,402	42,716
Other	213,642	162,453	170,987
Total cash received from operations	817,281	284,448	249,594
Operating disbursements:
Benefit payments	437,381	301,033	96,407
Commissions, general expenses and taxes	114,782	134,448	150,738
Net transfers to separate accounts	173,032	(123,440)	(118,658)
Federal income taxes	—	(1,318)	50
Total cash disbursed from operations	725,195	310,723	128,537
Net cash provided by (used in) operations	92,086	(26,275)	121,057

Cash from investments:
Proceeds from investments sold, matured, or repaid:
Bonds sold	23,230	28,457	34,207
Bond repayments, maturities, calls and redemptions	115,246	92,998	107,077
Total bonds	138,476	121,455	141,284
Miscellaneous	3,064	5,898	3
Total investment proceeds	141,540	127,353	141,287
Cost of investments acquired:
Bonds	167,550	108,606	244,161
Miscellaneous	—	112	8,943
Total investments acquired	167,550	108,718	253,104
Net increase in policy loans	(41)	(20)	(7)
Net cash (used in) provided by investments	(26,051)	18,615	(111,824)

Cash from financing and miscellaneous sources:
Cash provided (applied):
Net deposits on deposit-type contracts	(6,243)	(6,171)	(5,299)
Other	15,770	(12,248)	6,996
Net cash provided by (used in) financing and miscellaneous sources	9,527	(18,419)	1,697

Net change in cash and cash equivalents	75,562	(26,079)	10,930

Cash and cash equivalents at beginning of year	30,770	56,849	45,919

Cash and cash equivalents at end of year	$106,332	$30,770	$56,849

Cash flow information for non-cash transactions:
Debt & equity securities acquired from exchange transactions	$4,528	$4,108	$5,698
Non-cash financial assets transferred to parent	$—	$—	$61,375
Debt & equity securities disposed from exchange transactions	$(4,517)	$—	$—

See accompanying Notes to Statutory Financial Statements.

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Note 1 - Organization

Jackson National Life Insurance Company of New York (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is wholly owned by the ultimate parent, Jackson Financial Inc. ("Jackson Financial"). Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities, variable annuities ("VA"), and registered index-linked annuities ("RILA")), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan. There is no substantial doubt about the Company’s ability to continue as a going concern.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting practices prescribed or permitted by the New York State Department of Financial Services (“statutory”). Certain of these statutory accounting practices vary from U.S. generally accepted accounting principles (“GAAP”), including the following:

1.The costs related to acquiring business, principally commissions, bonus interest on certain products and certain policy issue and underwriting costs, are charged to income in the year incurred and, thus, are not capitalized and amortized over the periods benefited;

2.Future policy benefit reserves for life insurance are based on statutory mortality and interest requirements without the consideration of withdrawals;

3.The Commissioners’ Annuity Reserve Valuation Method (“CARVM”) expense allowance associated with statutory reserving practices for deferred VA held in the separate accounts is reported in the general account as a negative liability;

4.Assets must be included in the statement of admitted assets, liabilities, capital and surplus at “admitted asset value,” with “non-admitted assets” excluded through a charge to surplus;

5.An asset valuation reserve (“AVR”) is established by a direct charge to surplus to offset future potential credit related investment losses;

6.Bonds are generally carried at amortized cost and, for investments carried at fair value, changes in investment valuations are recorded in surplus (under GAAP, these investments are generally carried at fair value, amortized cost for policy loans, with changes in valuation recorded in other comprehensive income);

7.Liabilities for the indexed portion of RILA contracts, as well as the assets supporting those liabilities, are included in separate accounts for statutory reporting;

8.Current expected credit losses (“CECL”) on certain financial assets are not recognized herein, but are required for GAAP;

9.Realized gains and losses, net of tax, resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the approximate remaining life of the investment sold;

10.Gains or losses resulting from market value adjustments (“MVA”) on policies and contracts backed by assets that are valued at book/adjusted carrying value are deferred in the IMR and amortized in a manner consistent with the determination of the MVA;

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

11.Premiums for any contract, including annuities, under which the Company assumes mortality or morbidity risk are recognized as revenues. Under GAAP, premiums for contracts under which the Company does not assume significant mortality or morbidity risk are generally accounted for as deposits to policyholders' accounts

12.A net deferred tax asset (“DTA”), for the tax effect of timing differences between book and tax assets and liabilities, is only reported as an admitted asset to the extent that it is realizable within three years, and represents less than 15% of capital and surplus (adjusted to exclude any net DTAs, electronic data processing (“EDP”) equipment and operating system software and any net positive goodwill), subject to limits set by Statement of Statutory Accounting Principles (“SSAP”) No. 101, with the change in net DTA or liability being recorded directly to surplus;

13.Reserve credits for reinsurance ceded are netted against the reserve liability, but are reported as assets under GAAP;

14.Net after tax gains on reinsurance transactions comprised of contracts in force at the date of the transaction are excluded from net income and recorded directly to surplus, and amortized into income as earnings emerge from the business reinsured;

15.Statements of cash flow are prepared under a prescribed format, which differs from the indirect format under GAAP; and

16.There is no presentation of comprehensive income.

The effects on the financial statements of the variances between statutory accounting practices and GAAP, although not reasonably determinable, are presumed to be material and pervasive.

The New York State Department of Financial Services (“NYDFS”) recognizes statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under New York Insurance Law. The NYDFS has adopted in its entirety, subject to certain conflicts and exceptions with New York Insurance Law, the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”).

A Continuous CARVM reserve basis is prescribed for New York domiciled companies. In NAIC SAP, the application of Curtate CARVM reserve valuation is required. The Company’s fixed annuity reserves are not valued under Curtate CARVM according to NAIC SAP, but rather, are valued under Continuous CARVM according to New York Insurance Law. If the application of Curtate CARVM reserve valuation were used, statutory capital and surplus would be increased by $199 thousand and $254 thousand as of December 31, 2024 and 2023, respectively. Additionally, net income would have decreased by $55 thousand, $51 thousand, and increased by $61 thousand for the years then ended December 31, 2024, 2023, and 2022, respectively.

Valuation Manual-21: Requirements for Principle-Based Reserves for VA (“VM-21”) was amended and effective for NAIC SAP for 2020. New York state law incorporates VM-21 but also includes an additional floor calculation for purposes of defining minimum reserve standards. The Company’s reserves are not valued solely under VM-21 according to NAIC SAP, but rather, are valued with the additional floor calculation according to New York Insurance Law. If reserves were established according to NAIC SAP, statutory capital and surplus would be increased by $20.6 million and $23.0 million as of December 31, 2024 and 2023, respectively. Additionally, net income would be decreased by $2.4 million, $4.7 million, and increased by $1.9 million for the years then ended December 31, 2024, 2023, and 2022, respectively.

Valuation Manual-22: Maximum Valuation Interest Rates for Income Annuities (“VM-22”) was effective for NAIC SAP for 2018. New York state law did not reference the Valuation Manual for purposes of defining minimum reserve standards in calendar year 2018, did not require VM-22 for 2019, and adopted an adaptation of VM-22 beginning in 2020. Thus, reserves for payout business are not valued according to VM-22, but rather, are valued per New York regulation. If reserves were established according to NAIC SAP, statutory capital and surplus would be decreased by $1.5 million and $239 thousand as of December 31, 2024 and 2023, respectively.
9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Additionally, net income would be increased by $50 thousand, decreased by $1.5 million, and increased by $1.6 million for the years then ended December 31, 2024, 2023, and 2022, respectively.

Reconciliation to NAIC SAP
A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the state of New York is shown in the following tables (in thousands):

	Years Ended December 31,
	2024	2023	2022
Net income (loss), as stated herein	$71,750	$91,117	$(53,941)
Adjustments - prescribed practices:
Continuous CARVM per New York basis	18,509	(26,253)	(23,021)
Curtate CARVM per NAIC SAP	18,564	(26,202)	(23,082)
Decrease (increase) in aggregate reserves to
reflect curtate CARVM	(55)	(51)	61
VM-21 Reserve:
VA reserve per New York basis	(17,099)	(30,576)	27,511
VA reserve per NAIC SAP	(14,692)	(25,835)	25,638
Decrease (increase) in aggregate reserves to
reflect VM-21	(2,407)	(4,741)	1,873
VM-22 Reserve:
IA reserve per New York basis	7,170	548	765
IA reserve per NAIC SAP	7,120	2,004	(855)
Decrease (increase) in aggregate reserves to
reflect VM-22	50	(1,456)	1,620
Tax effect of prescribed practice adjustments	—	(16)	—
Net income (loss), NAIC SAP	$69,338	$84,853	$(50,387)

	December 31,
	2024	2023
Statutory capital and surplus, as stated herein	$809,139	$720,061
Adjustments - prescribed practices:
Continuous CARVM per New York basis	328,741	310,232
Curtate CARVM per NAIC SAP	328,542	309,978
Decrease in aggregate reserves to reflect curtate CARVM	199	254
VM-21 Reserve:
VA reserve per New York basis	147,870	164,970
VA reserve per NAIC SAP	127,285	141,978
Decrease in aggregate reserves to reflect VM-21	20,585	22,992
VM-22 Reserve:
IA reserve per New York basis	75,073	67,903
IA reserve per NAIC SAP	75,344	68,223
Increase in aggregate reserves to reflect VM-22	(271)	(320)
Tax effect of prescribed practice differences	(1,227)	81
Statutory capital and surplus, NAIC SAP	$828,425	$743,068

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

New and Pending Accounting Pronouncements
In August 2023, the NAIC adopted revisions to SSAP No. 26 - Bonds; SSAP No. 43 - Loan-Backed and Structured Securities; and other SSAPs (e.g., SSAP No. 21 - Other Admitted Assets, and SSAP No. 86 - Derivatives) to incorporate the principles-based bond definition into statutory accounting guidance and amend the accounting for certain asset-backed securities and investments not classified as bonds. In December 2023, SSAP No. 2 - Cash, Cash Equivalents, Drafts, and Short-Term Investments, was also revised to exclude certain securities from being reported as cash equivalents or short-term investments. In March 2024, the NAIC adopted revisions prescribing accounting guidance (measurement method) for all residual interests regardless of legal form. Collectively, these amendments are related to the NAIC Bond Project and became effective January 1, 2025. The Company adopted the amendments prospectively on January 1, 2025 and the adoption did not result in a material impact on the Company’s financial position or investment classifications.

Estimates
The preparation of the accompanying financial statements and notes requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions used in calculating policy reserves and liabilities, including, but not limited to mortality rates, policyholder behavior, expenses, investment returns and policy crediting rates; 3) assumptions as to future earnings levels being sufficient to realize deferred tax benefits and whether or not certain deferred tax assets will reverse within three years; 4) estimates related to establishment of a liability for state guaranty fund assessments; and 5) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company, including an estimate of the dividends received deduction. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors as deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Investments
Bonds, excluding loan-backed and structured securities, are stated at amortized cost except those with an NAIC designation of “6,” which are stated at the lower of amortized cost or fair value. Acquisition premiums and discounts are amortized into investment income through call or maturity dates using the effective interest method.

Jackson-NY recognizes an other-than-temporary impairment ("OTTI") for non-loan-backed securities when the Company does not expect full recovery of the amortized cost. These impairment losses are recognized in net realized capital losses for the full difference between fair value and amortized cost.

Loan-backed and structured securities, hereafter collectively referred to as “loan-backed securities,” are also stated at amortized cost except those with an NAIC carry rating of “6,” which are carried at the lower of amortized cost or fair value. The retrospective adjustment method is used to value loan-backed securities where the collection of all contractual cash flows is probable. For loan-backed securities where the collection of all contractual cash flows is not probable, the Company:

•Recognizes the accretable yield over the life of the loan-backed security as determined at the acquisition or transaction date;
•Continues to estimate cash flows expected to be collected at least quarterly; and
•Recognizes an other-than-temporary impairment loss if the loan-backed security is impaired (i.e., the fair value is less than the amortized cost basis) and if the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected.

Investments are reduced to estimated fair value (discounted cash flows for loan-backed securities) for declines in value that are determined to be other-than-temporary. In determining whether an other-than-temporary impairment has occurred, the Company considers a security’s forecasted cash flows as well as the severity and duration of depressed fair values.
11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

If the Company intends to sell an impaired loan-backed security or does not have the intent and ability to retain the impaired loan-backed security for a period of time sufficient to recover the amortized cost basis, an other-than-temporary impairment has occurred. In these situations, the other-than-temporary impairment loss recognized is the difference between the amortized cost basis and fair value. For loan-backed securities, the credit portion of the recognized loss is recorded to the AVR and the non-credit portion is recorded to the IMR. If the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected, it cannot assert that it has the ability to recover the loan-backed security’s amortized cost basis even though it has no intent to sell and has the intent and ability to retain the loan-backed security. Therefore, an other-than-temporary impairment has occurred and a realized loss is recognized for the non-interest related decline, which is calculated as the difference between the loan-backed security’s amortized cost basis and the present value of cash flows expected to be collected. For situations where an other-than-temporary impairment is recognized, the previous amortized cost basis less the other-than-temporary impairment recognized as a realized loss becomes the new amortized cost basis of the loan-backed security. The new amortized cost basis is not adjusted for subsequent recoveries in fair value. Therefore, the prospective adjustment method is used for periods subsequent to other-than-temporary impairment loss recognition.

Preferred stocks are stated at cost, except those with a NAIC Securities Valuation Office rating of “4” to “6,” which are reported at the lower of cost or fair value.

Common stocks are stated at fair value.

Cash and short-term investments, which primarily include high quality money market instruments, are carried at amortized cost. These investments have original maturities of twelve months or less, and are considered cash equivalents for reporting cash flow.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. Policy loans are carried at the unpaid principal balances.

Realized capital gains and losses are recorded at the date of sale and are calculated on a specific cost identification basis.

Life and Annuity Reserves
Aggregate reserves for life insurance policies are based on statutory mortality and interest requirements without consideration for withdrawals. The mortality and interest assumptions currently used are based upon either the 1980 Commissioners’ Standard Ordinary (CSO) Table with 4.0% to 4.5% interest rates, the 2001 Commissioners’ Standard Ordinary (CSO) Table with 3.5% to 4.0% interest rates, or the 2017 Commissioners’ Standard Ordinary (CSO) Table with 3.0% to 4.0% interest rates.

Reserves for VA and RILA products and related guarantees are determined using New York Regulation 213, which incorporates VM-21. Reserves are set equal to the stochastic reserve plus the additional standard projection amount, subject to additional floor calculations. The stochastic reserve calculation uses prudent estimate assumptions for items such as expenses, mortality and policyholder behavior, as well as “real world” stochastically generated equity and interest rate scenarios. The additional standard projection amount and standard scenario floor calculations are based on assumptions prescribed by the regulation. The option value floor for contracts issued on or after January 1, 2020 is based on the standard scenario prescribed assumptions, but using stochastically generated arbitrage free interest rates and equity return paths.

All other annuity reserves are established with an interest rate assumption ranging from 1.0% to 7.0% and are carried at the greater of surrender value or the greatest present value of the guaranteed benefits discounted at statutory valuation interest rates.

Interest Maintenance Reserve
The Company is required to maintain an IMR, which is a reserve for the net, after tax, accumulated unamortized realized gains and losses on sales of fixed income investments primarily attributable to changes in interest rates. Net realized gains and losses charged or credited to the IMR are amortized into investment income over the approximate remaining life of the investment sold using the grouped method.

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Gains or losses resulting from MVA on policies and contracts backed by assets that are valued at book/adjusted carrying value are deferred in the IMR and amortized in a manner consistent with the determination of the MVA using the grouped method.

The following table provides the adjusted capital and surplus as of the most recently filed statement, the amount of net negative (disallowed) IMR in aggregate and allocated between the general account, insulated separate account and non-insulated separate accounts, and the percentage of adjusted capital and surplus for which the admitted net negative (disallowed) IMR represents (in thousands):

(1)	Net negative (disallowed) IMR

		Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
	2024	$12,037	$12,037	$—	$—
	2023	$10,892	$10,892	$—	$—

(2)	Negative (disallowed) IMR admitted
		Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
	2024	$12,037	$12,037	$—	$—
	2023	$10,892	$10,892	$—	$—

(3)	Calculated adjusted capital and surplus	Total
		2024	2023
	Prior Period General Account Capital & Surplus From Prior Period SAP Financials	$742,704	$708,010
	Net Positive Goodwill (admitted)	—	—
	EDP Equipment & Operating System Software (admitted)	—	—
	Net DTAs (admitted)	—	—
	Net Negative (disallowed) IMR (admitted)	11,978	10,171
	Adjusted Capital & Surplus	$730,726	$697,839

(4)	Percentage of adjusted capital and surplus	Total
		2024	2023
	Percentage of Total Net Negative (disallowed) IMR admitted in General Account or recognized in Separate Account to adjusted capital surplus	1.6%	1.6%

Fixed income investments generating IMR losses comply with the Company's documented investment or liability management policies. Any deviation was either because of a temporary and transitory timing issue or related to a specific event that mechanically made the cause of IMR losses not reflective of reinvestment activities. Asset sales were not compelled by liquidity pressures.

Asset Valuation Reserve
The Company is required to maintain an AVR, which is computed in accordance with a formula prescribed by the NAIC and represents a provision for potential credit related investment losses. Changes in the AVR are recorded directly to surplus.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Revenue and Expense Recognition
Premiums for traditional life insurance are recognized as revenue when due. Annuity considerations are recognized as revenue when collected. Fee income is recognized as revenue when earned. Commission and expense allowances, which represent commission and expense reimbursements related to reinsurance ceded to other companies, are recognized as revenue when due. The CARVM allowance represents the excess of separate account contract values over statutory reserves for VA and variable life contracts and is reported in accrued transfers to separate accounts. Benefits, claims and expenses (including the change in CARVM allowance) are recognized when incurred. Commissions, general expenses, and taxes, licenses and fees, including costs of acquiring new business, are charged to operations as incurred.

Investment Income
Income due and accrued on investments where collection is not likely has been excluded from net investment income. For the years ended December 31, 2024, 2023, and 2022, no investment income was excluded.

The following table provides the gross, nonadmitted and admitted amounts for interest income due and accrued (in thousands):

Interest Income Due and Accrued	Amount
1. Gross	$10,816
2. Nonadmitted	$—
3. Admitted	$10,816

At both December 31, 2024 and 2023 the Company had no aggregate deferred interest.

At December 31, 2024, 2023 and 2022 the Company had $11 thousand, nil and nil, cumulative amount of paid-in-kind interest, respectively.

Federal Income Taxes
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense is based on financial reporting income or loss adjusted for certain differences, which are the result of dissimilar financial reporting and tax basis accounting methods, and the corporate alternative minimum tax. A net DTA, for the tax effect of timing differences between financial reporting and the tax basis of assets and liabilities, is allowed to be reported as an admitted asset only to the extent that it is realizable within three years up to 15% of capital and surplus (adjusted to exclude any net DTAs, EDP equipment and operating system software and any net positive goodwill), with the change in net deferred tax asset or liability being recorded directly to surplus. See Note 6 - Federal Income Taxes, for additional information on these accounting policies.

Non-admitted Assets
Certain assets designated as “non-admitted assets” (principally net DTAs not realizable within three years and agents’ debit balances) have been excluded from the statutory statements of admitted assets, liabilities, capital and surplus by a direct charge to surplus.

Separate Account Assets and Liabilities
The assets and liabilities associated with individual variable life and annuity contracts, which aggregated $16.9 billion and $15.9 billion at December 31, 2024 and 2023, respectively, are segregated in insulated separate accounts. The Company receives fees for assuming mortality and certain expense risks and for providing guaranteed benefits under the VA contracts. These fees are recorded as earned.

The assets and liabilities associated with RILA are allocated to a non-insulated separate account and aggregated $377.1 million at December 31, 2024.

Subsequent Events
The Company has evaluated events through March 28, 2025, which is the date the financial statements were available to be issued.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Note 3 - Fair Value of Financial Instruments

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. Jackson-NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities are required to be classified into one of the following categories:

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include government securities and exchange traded equity securities and derivative instruments.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are included in Level 2.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 includes less liquid securities such as certain highly structured or lower quality asset-backed securities. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ significantly from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine the fair values of the financial instruments.

Bonds and Equity Securities
The fair values for bonds and equity securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing services do not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments as of the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding and are classified as Level 3.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2024 and 2023, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including are classified into Level 2 due to their use of market observable inputs.

At December 31, 2024 and 2023, bonds valued internally, including matrix-priced securities, had book/adjusted carrying value of $198.8 million and $192.5 million, respectively, and an estimated fair value of $188.8 million and $180.0 million, respectively.

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Separate Account Assets
For the insulated separate account, assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2 assets. For the non-insulated separate account, assets include bonds (refer to fair value discussion above) and cash equivalents.

Separate Account Liabilities
For the insulated separate account, separate account liabilities are carried at the fair value of the separate account assets, which are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2. For the non-insulated separate account, fair values for RILA are determined using projected future cash flows discounted at current market interest rates and are allocated between the separate and general accounts in accordance with admitted reserves.

Annuity Reserves
Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates. Fair values for RILA are allocated between the separate and general accounts in accordance with admitted reserves.

Payable for Securities Lending
The Company’s payable for securities lending is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Fair Value Measurements at Reporting Date
The following tables provide information about the Company’s financial assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2024
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Common stock	$—	$825	$—	$—	$825
Separate account assets	—	16,927,329	—	—	16,927,329
Total assets at fair value	$—	$16,928,154	$—	$—	$16,928,154

	December 31, 2023
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Common stock	$—	$708	$—	$—	$708
Separate account assets	—	15,871,446	—	—	15,871,446
Total assets at fair value	$—	$15,872,154	$—	$—	$15,872,154

There were no Level 3 assets measured at fair value at December 31, 2024 or 2023.

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Aggregate Fair Value of the Company’s Financial Instruments
The following tables detail the aggregate fair value of the Company’s financial instruments (in thousands):

December 31, 2024	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$1,251,616	$1,326,232	$7,658	$1,240,890	$3,068	$—
Common stock	825	825	—	825	—	—
Cash and cash equivalents	106,332	106,332	106,332	—	—	—
Policy loans	416	416	—	—	416	—
Securities lending	794	794	794	—	—	—
Separate account assets	17,298,177	17,304,385	—	17,298,177	—	—
Total assets at fair value	$18,658,160	$18,738,984	$114,784	$18,539,892	$3,484	$—

Liabilities at fair value:
Reserves for life insurance and annuities (1)	$338,996	$582,240	$—	$—	$338,996	$—
Liability for deposit-type contracts	6,517	8,336	—	—	6,517	—
Payable for securities lending	794	794	—	794	—	—
Separate account liabilities	17,244,791	17,304,385	—	17,244,791	—	—
Total liabilities at fair value	$17,591,098	$17,895,755	$—	$17,245,585	$345,513	$—

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

December 31, 2023	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$1,212,620	$1,299,498	$7,488	$1,201,971	$3,161	$—
Common stock	708	708	—	708	—	—
Cash and cash equivalents	30,770	30,770	30,770	—	—	—
Policy loans	376	376	—	—	376	—
Securities lending	3,565	3,565	3,565	—	—	—
Separate account assets	15,871,446	15,871,446	—	15,871,446	—	—
Total assets at fair value	$17,119,485	$17,206,363	$41,823	$17,074,125	$3,537	$—

Liabilities at fair value:
Reserves for life insurance and annuities (1)	$152,676	$606,397	$—	$—	$152,676	$—
Liability for deposit-type contracts	7,047	8,717	—	—	7,047	—
Payable for securities lending	3,565	3,565	—	3,565	—	—
Separate account liabilities	15,871,446	15,871,446	—	15,871,446	—	—
Total liabilities at fair value	$16,034,734	$16,490,125	$—	$15,875,011	$159,723	$—

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

There were no financial instruments for which it was not practicable to estimate fair value.

Note 4 - Investments

Investments are comprised primarily of debt securities, including publicly traded industrial, loan-backed, utility and government bonds. Loan-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

With the Company’s primarily fixed-rate securities portfolio, it is exposed to interest rate risk, which is the risk that interest rates will change and cause a change in the value of its investments. Additionally, changes in interest rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for surrenders in early policy years, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Debt Securities, Common and Preferred Stock
Debt securities consist of bonds and short-term investments. Cost or amortized cost, gross unrealized gains and losses, estimated fair value and book/adjusted carrying value of the Company's debt securities and unaffiliated equity investments are as follows (in thousands):

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2024	Cost	Gains	Losses	Value	Value
Governments	$7,977	$—	$319	$7,658	$7,977
Special revenue	1,266	—	14	1,252	1,266
Industrial and miscellaneous	1,045,297	2,309	66,929	980,677	1,045,297
Residential mortgage-backed	4,168	751	25	4,894	4,168
Commercial mortgage-backed	120,114	216	4,978	115,352	120,114
Other asset-backed	147,410	762	6,389	141,783	147,410
Total debt securities	1,326,232	4,038	78,654	1,251,616	1,326,232
Common and preferred stock	715	110	—	825	825
Total securities	$1,326,947	$4,148	$78,654	$1,252,441	$1,327,057

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2023	Cost	Gains	Losses	Value	Value
Governments	$9,382	$—	$478	$8,904	$9,382
Industrial and miscellaneous	1,059,294	3,304	75,677	986,921	1,059,294
Residential mortgage-backed	4,770	581	22	5,329	4,770
Commercial mortgage-backed	105,463	87	7,826	97,724	105,463
Other asset-backed	120,589	526	7,373	113,742	120,589
Total debt securities	1,299,498	4,498	91,376	1,212,620	1,299,498
Common and preferred stock	715	—	7	708	708
Total securities	$1,300,213	$4,498	$91,383	$1,213,328	$1,300,206

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The amount of gross unrealized losses and the associated estimated fair value on debt securities and equity investments are as follows (in thousands):

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2024	Losses	Value	Losses	Value	Losses	Value
Governments	$—	$—	$319	$7,658	$319	$7,658
Special revenues	14	1,252	—	—	14	1,252
Industrial and miscellaneous	2,223	133,939	64,706	715,206	66,929	849,145
Residential mortgage-backed	14	385	11	338	25	723
Commercial mortgage-backed	182	16,061	4,796	79,495	4,978	95,556
Other asset-backed	368	24,406	6,021	41,107	6,389	65,513
Total debt securities	2,801	176,043	75,853	843,804	78,654	1,019,847
Common and preferred stock	—	—	—	—	—	—
Total temporarily impaired
securities	$2,801	$176,043	$75,853	$843,804	$78,654	$1,019,847

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2023	Losses	Value	Losses	Value	Losses	Value
Governments	$3	$1,416	$475	$7,488	$478	$8,904
Industrial and miscellaneous	91	20,407	75,586	829,949	75,677	850,356
Residential mortgage-backed	6	1,987	16	491	22	2,478
Commercial mortgage-backed	4	3,986	7,822	87,682	7,826	91,668
Other asset-backed	55	10,311	7,318	61,938	7,373	72,249
Total debt securities	159	38,107	91,217	987,548	91,376	1,025,655
Common and preferred stock	7	708	—	—	7	708
Total temporarily impaired
securities	$166	$38,815	$91,217	$987,548	$91,383	$1,026,363

Debt securities include investments in mortgage-backed securities which are collateralized by residential mortgage loans (“RMBS”) that are neither explicitly nor implicitly guaranteed by U.S. government agencies. The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2024	Cost	Gains	Losses	Value	Value

Prime	$1,897	$347	$10	$2,234	$1,897
Alt-A	—	383	—	383	—
Subprime	1,576	20	—	1,596	1,576
Total non-agency RMBS	$3,473	$750	$10	$4,213	$3,473

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2023	Cost	Gains	Losses	Value	Value

Prime	$2,327	$159	$14	$2,472	$2,327
Alt-A	—	419	—	419	—
Subprime	1,566	—	2	1,564	1,566
Total non-agency RMBS	$3,893	$578	$16	$4,455	$3,893

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The Company defines its exposure to non-agency RMBS as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 660 or lower. 100% of the Company’s investments in Alt-A related mortgage-backed securities and 100% of the Company’s investments in subprime related mortgage-backed securities are rated investment grade by the NAIC.

Debt securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”). The carrying value and estimated fair value of the Company’s investment in CMBS are $120.1 million and $115.4 million, respectively, at December 31, 2024. 100% of these investments are rated investment grade by the NAIC.

Of the total carrying value for bonds in an unrealized loss position at December 31, 2024, 99% were investment grade and 1% were below investment grade based on NAIC designation. Unrealized losses on bonds that were below investment grade comprised approximately 1% of the aggregate gross unrealized losses on debt securities.

Corporate bonds in an unrealized loss position were diversified across industries. As of December 31, 2024, the industries comprising the larger proportion of unrealized losses included financial services (21% of corporate gross unrealized losses) and utilities (10%). The largest unrealized loss related to a single corporate obligor was $0.9 million at December 31, 2024.

The amortized cost, gross unrealized gains and losses, estimated fair value and book/adjusted carrying value of debt securities at December 31, 2024, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities where securities can be called or pre-paid with or without early redemption penalties.

					Book/
		Gross	Gross	Estimated	Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
Maturity distribution	Cost	Gains	Losses	Value	Value

Due in 1 year or less	$92,525	$8	$523	$92,010	$92,525
Due after 1 year through 5 years	465,673	929	14,811	451,791	465,673
Due after 5 years through 10 years	469,059	1,328	49,689	420,698	469,059
Due after 10 years through 20 years	19,694	5	1,831	17,868	19,694
Due after 20 years	7,589	39	408	7,220	7,589
Residential mortgage-backed	4,168	751	25	4,894	4,168
Commercial mortgage-backed	120,114	216	4,978	115,352	120,114
Other asset-backed	147,410	762	6,389	141,783	147,410
Total debt securities	$1,326,232	$4,038	$78,654	$1,251,616	$1,326,232

Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Other than as discussed below for certain loan-backed securities, resultant adjustments to carrying values are included in investment income using the retrospective method. Prepayment assumptions for loan-backed securities were obtained from independent providers of broker-dealer estimates.

With regard to certain loan-backed securities that are deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The book/adjusted carrying value of securities changing from the retrospective to the prospective methodology in both 2024 and 2023 was nil.

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Debt securities are classified into six NAIC quality categories. These categories range from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated Classes 1 – 5. Securities in or near default are designated Class 6. Securities designated as Class 3, 4, 5, and 6 are non-investment grade securities. If a designation is not currently available from the NAIC, the Company’s investment advisor provides the designation. At December 31, 2024, the Company’s investment advisor provided the designation for debt securities with both carrying value and estimated fair value of $3.3 million. At December 31, 2023, the Company’s investment advisor provided the designation for debt securities with both carrying value and estimated fair value of $13.0 million.

The NAIC approved guidance to adjust the ratings (NAIC 1 through NAIC 6) for CMBS, RMBS and certain asset-backed securities. For CMBS and RMBS, the guidance replaces nationally recognized statistical rating organizations (“NRSRO”) ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from models developed by an independent third party contracted by the NAIC. For certain asset-backed securities, the guidance replaces NRSRO ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from generic models. This method acknowledges that securities which have a lower comparative carrying value would have a lower risk of further loss and, therefore, a higher rating.

The Company’s debt securities by NAIC designation are as follows at December 31, 2024 (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
Quality category per	Amortized	Unrealized	Unrealized	Fair	Carrying
NAIC designation	Cost	Gains	Losses	Value	Value

Class 1	$719,534	$2,782	$37,695	$684,621	$719,534
Class 2	592,650	1,068	40,415	553,303	592,650
Class 3	11,878	155	299	11,734	11,878
Class 4	1,667	33	9	1,691	1,667
Class 5	503	—	236	267	503
Class 6	—	—	—	—	—
Total debt securities	$1,326,232	$4,038	$78,654	$1,251,616	$1,326,232

The book/adjusted carrying value and fair value of debt securities in default that were anticipated to be income producing when purchased were both nil at December 31, 2024 and 2023. There were no debt securities that were non-income producing for the 12 months preceding December 31, 2024 and 2023.

Debt securities with a book/adjusted carrying value of $0.5 million at both December 31, 2024 and 2023, were on deposit with the state of New York.

Other-Than-Temporary Impairment
The Company periodically reviews its debt securities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value, and the Company’s intent and ability not to sell a security prior to a recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, an impairment loss is not recorded. If the decline is considered to be other-than-temporary, a realized loss is recorded in the statement of operations. The AVR is also charged for the realized loss, with an offsetting credit to unassigned surplus.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.
22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., minor increases in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for Prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of both December 31, 2024 and 2023, assumed default rates for delinquent loans ranged from 10% to 100%. At December 31, 2024 and 2023, assumed loss severities were applied to generate and analyze cash flows of each bond and ranged from 10% to 45% and 10% to 40%, respectively.

Management develops specific assumptions using available market data, including internal estimates and references to data published by rating agencies and other third-party sources. These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

The Company currently intends to hold securities with unrealized losses not considered other-than-temporary until they mature or for sufficient time to recover the amortized cost. However, if there are changes in the specific facts and circumstances surrounding a security, or the outlook for its industry sector, the Company may sell the security and realize a loss.

In 2024, the company recognized other-than-temporary impairments on loan-backed and structured securities where the company has either the intent to sell the securities or may be forced to sell the securities prior to a recovery in value as of the statement date of $143 thousand. In 2023 and 2022, there were no securities with the intent to sell.
23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

In 2024, 2023, and 2022, the Company recognized other-than-temporary impairments of $143 thousand, $437 thousand, and $195 thousand, respectively. See Note 13 for detail regarding securities with recognized other-than-temporary impairment charges during 2024.

The following table summarizes other-than-temporary impairment charges recorded for the years ended December 31, 2024, 2023, and 2022 (in thousands):

	2024	2023	2022
Residential mortgage-backed securities:
Prime	$—	$—	$195
Industrial and miscellaneous	20	10	—
Asset backed securities	143	—	—
Common stock	—	427	—
Total other-than-temporary impairment charges	$163	$437	$195

Realized Gains and Losses on Investments
Net realized gains and losses on investments are as follows (in thousands):

	Years Ended December 31,
	2024	2023	2022
Sales of bonds:
Gross gains	$193	$172	$462
Gross losses	(1,910)	(4,706)	(3,740)
Other assets	—	—	3
Other-than-temporary impairment losses	(163)	(437)	(195)
Net realized losses	$(1,880)	$(4,971)	$(3,470)

Net losses allocated to AVR	$—	$(428)	$(1,046)
Net losses allocated to IMR	(1,880)	(4,543)	(2,424)
Net realized losses	$(1,880)	$(4,971)	$(3,470)

Net losses allocated to AVR	$—	$(428)	$(1,046)
Tax benefit	—	—	137
Reported net realized losses	$—	$(428)	$(909)

Loan-Backed and Structured Securities
The Company has no significant concentrations as defined in SSAP No. 27, Off-Balance Sheet and Credit Risk Disclosures, arising from its investment in loan-backed securities.

The following table summarizes loan-backed and structured securities in an unrealized loss position as of December 31, 2024 (in thousands):

	Total	<12 Months	12+ Months
Fair value	$161,792	$40,852	$120,940
Unrealized loss	$11,392	$564	$10,828

The carrying value and fair value of all loan-backed and structured securities, regardless of whether the security was in an unrealized loss position, were $271.7 million and $262.0 million, respectively, at December 31, 2024.

24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2024 and 2023, the estimated fair value of loaned securities was $0.8 million and $3.4 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of the counterparties is monitored on a regular basis. At December 31, 2024 and 2023, unrestricted cash collateral received in the amount of $0.8 million and $3.6 million, respectively, was included in securities lending reinvested collateral assets of the Company. At December 31, 2024 and 2023, an offsetting liability for the overnight and continuous loan of $0.8 million and $3.6 million, respectively, is included in payable for securities lending on the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

Restricted Assets
At December 31, 2024, the Company has the following assets pledged to others as collateral or otherwise restricted (in thousands):

	Gross Restricted				Percentage
Restricted Asset Category	Total General Account	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
On deposit with state	$499	$499	$—	$499	0.00%	0.00%
Securities loaned for securities lending agreements	824	3,759	(2,935)	824	0.00%	0.00%
Total restricted assets	$1,323	$4,258	$(2,935)	$1,323	0.01%	0.01%

5GI Securities
The assignment of a 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. At December 31, 2024 and 2023, the Company had no investments in debt securities with a 5GI designation.
Note 5 - Reinsurance

The Company cedes reinsurance to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term, coinsurance or modified coinsurance basis. The Company regularly monitors the financial strength rating of its reinsurers.

Effective December 31, 2024, the Company amended its reinsurance agreement with Jackson. Prior to the amendment, the agreement ceded 90% of the total contract risk associated with the VA issued by Jackson-NY to Jackson on a coinsurance basis (modified coinsurance for separate account liabilities). As a result of the amendment, the Company will also cede to Jackson 90% of the total RILA contract risk on a coinsurance basis (modified coinsurance for separate account liabilities) for better alignment with risk mitigation strategies employed at the parent company level. This treaty covers all existing and future VA and RILA contracts issued by Jackson-NY. Per the agreement, the Company received a $16.0 million ceding commission, which was reported direct to surplus and will be amortized into income as earnings emerge.

Premiums ceded to Jackson were $821.2 million, $716.1 million, and $980.1 million in 2024, 2023, and 2022, respectively. In second quarter 2022, the quarterly settlement due to Jackson totaled $107.2 million, which the Company settled by transferring $61.4 million of bonds and $45.8 million cash.

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The Company cedes 100% of its guaranteed minimum income benefit on VA to an unaffiliated third party. The reinsurance treaty contains certain maximum limits on annual benefits recoverable. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. Accordingly, the NYDFS has determined there is not sufficient risk transfer and thus does not permit the Company to record a reserve credit in the accompanying statutory financial statements. Due to the inability to economically reinsure or hedge new issues of GMIB, the Company discontinued offering the benefit in 2009.

The effect of reinsurance on premiums and benefits was as follows (in thousands):

	Years Ended December 31,
	2024	2023	2022
Direct premiums and annuity considerations	$1,350,693	$817,996	$1,098,943
Reinsurance ceded	(821,975)	(716,864)	(980,910)
Total premiums and annuity considerations	$528,718	$101,132	$118,033

Direct benefits to policyholders and beneficiaries	$2,250,937	$1,606,350	$1,353,849
Reinsurance ceded	(1,975,738)	(1,390,242)	(1,176,431)
Total benefits to policyholders and beneficiaries	$275,199	$216,108	$177,418

Policy reserves and liabilities are stated net of reinsurance ceded to other companies. Reserves ceded were $1,383.5 million and $1,532.8 million, including $1,382.3 million and $1,531.4 million ceded to Jackson at December 31, 2024 and 2023, respectively. At December 31, 2024 and 2023, the Company had $165.3 million and $160.6 million, respectively, due from reinsurers, of which $268.7 million and $328.2 million, respectively, related to reinsurance due from its Parent.

Note 6 - Federal Income Taxes

The Company is subject to federal income taxation as a life insurance company and files a consolidated federal income tax return with Jackson, Squire Reassurance Company II, Inc., Brooke Life, and Brooke Life Reinsurance Company. The Company has entered into a written tax sharing agreement that is based on separate return calculations with benefits for credits and losses. The Company's portion of any Corporate Alternative Minimum Tax (“CAMT”) incurred or the benefit from CAMT credits is based on its share of the impact of CAMT for the consolidated group.

The Company is no longer subject to U.S. federal tax examinations by tax authorities for years prior to 2019. Tax years from 2019 to 2024 remain open under the statute of limitations. The 2019 to 2023 Brooke Life consolidated life insurance federal income tax returns are under examination by the Internal Revenue Service. The Company does not anticipate any material changes from the audit of these tax years.

On September 12, 2024, the U.S. Treasury Department and the Internal Revenue Service released proposed regulations addressing the application of the CAMT that was enacted as part of the Inflation Reduction Act of 2022 (“IRA”). On December 23, 2024, the U.S. Treasury Department and the Internal Revenue Service released technical corrections to those proposed regulations. The proposed regulations reflecting the technical corrections are generally applicable to tax years ending after September 12, 2024, and are consistent with many of the provisions provided in prior CAMT guidance.

In 2024, the Company did not elect to early adopt the proposed regulations for the 2023 tax returns and relied on reasonable interpretations of previously published guidance resulting in a reduction of $20.7 million to the estimated CAMT liability and the related CAMT deferred tax asset previously recorded as of December 31, 2023. The Company recorded nil at December 31, 2024 of estimated CAMT liability and the related CAMT deferred tax asset for the 2024 tax year based on carryover impacts from the 2023 tax return and consideration of the applicability of the proposed regulations. The U.S. Treasury Department is expected to issue Final Regulations after the year ended December 31, 2024, which may materially change the estimated provision of the CAMT. The financial statements include the CAMT current tax impact of ($20.7) million and $20.7 million for the year ended December 31, 2024 and December 31, 2023, respectively. At December 31, 2024 and December 31, 2023, the CAMT had no impact on net capital and surplus.
26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Net Deferred Tax Asset
The components of the net DTA at December 31 are as follows (in thousands):

	December 31, 2024			December 31, 2023			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Total Gross Deferred Tax Assets	$40,796	$448	$41,244	$61,414	$91	$61,505	$(20,618)	$357	$(20,261)
Statutory valuation allowance	—	—	—	37,470	—	37,470	(37,470)	—	(37,470)
Adjusted gross DTA	40,796	448	41,244	23,944	91	24,035	16,852	357	17,209
DTA nonadmitted	10,226	—	10,226	—	—	—	10,226	—	10,226
Subtotal net admitted DTA	30,570	448	31,018	23,944	91	24,035	6,626	357	6,983
Deferred tax liabilities	(4,068)	(528)	(4,596)	(2,896)	(487)	(3,383)	(1,172)	(41)	(1,213)

Net admitted DTA	$26,502	$(80)	$26,422	$21,048	$(396)	$20,652	$5,454	$316	$5,770

Admission calculation components for SSAP No. 101 are as follows (in thousands):

		December 31, 2024			December 31, 2023			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a)	Federal income taxes
	Paid in prior years
	recoverable through
	loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
(b)	Adjusted gross DTA
	Expected to be realized
	after application of the
	threshold limitation
	(Lesser of (b)1 or
	(b)2 below)	26,422	—	26,422	20,652	—	20,652	5,770	—	5,770
	1. Adjusted gross DTA
	Expected to be realized
	following the balance
	sheet date			26,422			20,652			5,770
	2. Adjusted gross DTA
	Allowed per limitation
	threshold			117,408			104,911			12,497
(c)	Adjusted gross DTA
	(Excluding the amount
	of DTA from (a) and
	(b) above) offset by
	gross DTL	4,148	448	4,596	3,292	91	3,383	856	357	1,213
(d)	DTA admitted as the
	result of application of
	SSAP No. 101	$30,570	$448	$31,018	$23,944	$91	$24,035	$6,626	$357	$6,983

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

	2024	2023
Ratio percentage used to determine recovery
period and threshold limitation amount	3,670.5%	3,388.1%

Amount of adjusted capital and surplus used to
determine recovery period and threshold
limitation amount (in thousands)	$782,717	$699,409

The impact of tax planning strategies was as follows (in thousands):

		December 31, 2024		December 31, 2023		Change
		Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Determination of Adjusted
Gross DTA and Net Admitted DTA, by
Tax Character as a Percentage
1.	Adjusted gross DTAs	$40,796	$448	$23,944	$91	$16,852	$357
2.	Percentage of adjusted gross DTAs by
	tax character attributable to the impact
	of tax planning strategies	—%	—%	—%	—%	—%	—%
3.	Net admitted adjusted gross DTAs	$30,570	$448	$23,944	$91	$6,626	$357
4.	Percentage of net admitted adjusted
	gross DTAs by tax character admitted
	because of the impact of tax planning
	strategies	85%	—%	86%	—%	(1)%	—%
At December 31, 2024 and December 31, 2023, the Company did not consider tax planning strategies for the determination of the amount of adjusted gross CAMT credit DTA. At December 31, 2024, the Company did not consider tax planning strategies in the determination of the amount of admitted CAMT credit DTA. At December 31, 2023, the Company did consider tax planning strategies in the determination of the amount of admitted CAMT credit DTA which is 86% of the net admitted adjusted gross DTAs.

At December 31, 2024, the Company's tax-planning strategies did include the use of reinsurance. At December 31, 2023, the Company's tax-planning strategies do not include the use of reinsurance.

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The main components of the deferred tax assets and deferred tax liabilities are as follows (in thousands):

	2024	2023	Change
Deferred tax assets resulting from book/tax differences in:
Ordinary:
Deferred acquisition costs	$9,735	$8,950	$785
Deferred and uncollected premium	36	36	—
Insurance reserves	29,753	29,724	29
Deferred compensation	261	1,608	(1,347)
Guaranteed fund assessment liability	378	378	—
Credit carryover	483	20,670	(20,187)
Other	150	48	102
Total ordinary gross and adjusted
gross deferred tax assets	40,796	61,414	(20,618)
Statutory valuation allowance adjustment	—	(37,470)	37,470
Deferred tax assets nonadmitted	(10,226)	—	(10,226)
Admitted ordinary gross deferred
tax assets per NAIC SAP	30,570	23,944	6,626

Capital:
Investments	114	90	24
Unrealized losses	334	1	333
Total capital gross and adjusted
gross deferred tax assets	448	91	357
Statutory valuation allowance adjustment	—	—	—
Deferred tax assets nonadmitted	—	—	—
Admitted capital gross deferred
tax assets per NAIC SAP	448	91	357
Total admitted deferred tax assets	$31,018	$24,035	$6,983

Deferred tax liabilities resulting from book/tax differences in:
Ordinary:
Deferred ceding commission	$1,926	$—	$1,926
Insurance reserves	2,112	2,862	(750)
Other	30	34	(4)
Total ordinary deferred tax liabilities	4,068	2,896	1,172

Capital:
Investments	505	487	18
Unrealized Gains	23	—	23
Total capital deferred tax liabilities	528	487	41
Total deferred tax liabilities	$4,596	$3,383	$1,213

Total net admitted deferred tax asset	$26,422	$20,652	$5,770

The application of SSAP No. 101, "Income Taxes for Accounting Guidance" requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary, to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversal;
29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

(4) taxable income in prior carry back years as well as projected taxable earnings, exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and, (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although the realization is not assured, management believes it is more likely than not that the deferred tax assets, under the regular tax system or for CAMT credit deferred tax assets, will be realized. The Company has not recorded a valuation allowance against deferred tax assets under the regular tax system or for CAMT credit deferred tax assets, as of December 31, 2024, and therefore, no adjustments to gross deferred tax assets have been made because of a change in circumstances that causes a change in judgement about their realizability. As of December 31, 2023, there was a valuation allowance in the amount of $37.5 million recorded against the net deferred tax asset balance under the regular tax system. All reporting entities of the controlled group have made an accounting policy election to disregard the effect of the CAMT system in determining the valuation allowance for deferred tax assets under the regular tax system. There were no material modifications to the methodology used to project CAMT.

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of the nonadmitted DTAs as the Change in Nonadmitted Assets is reported separately from the Change in Net Deferred Income Taxes in the Statutory Statements of Capital and Surplus) (in thousands):

	2024	2023	Change

Total deferred tax assets	$41,244	$61,505	$(20,261)
Total deferred tax liabilities	(4,596)	(3,383)	(1,213)
Net deferred tax assets/liabilities	36,648	58,122	(21,474)
Statutory valuation allowance adjustment	—	(37,470)	37,470
Net DTA after statutory valuation allowance adjustment	36,648	20,652	15,996
Tax effect of unrealized gains (losses)	23	(1)	24
Statutory valuation allowance adjustment on unrealized	—	—	—
Change in net deferred income tax	$36,671	$20,651	$16,020

There are no temporary differences for which deferred tax liabilities have not been recognized. Accordingly, there are no events that would cause unrecognized temporary differences to become taxable.

Taxes Incurred
Current income taxes incurred consist of the following major components (in thousands):

	2024	2023	2022
Operations
Federal taxes from operations	$(116)	$20,535	$(1,719)
Foreign Tax Expense	—	—	—
Subtotal	(116)	20,535	(1,719)
Federal taxes on capital gains	116	(185)	(446)
Utilization of capital loss carry forwards	—	—	—
Other	(20,652)	59	758
Total Federal current taxes incurred	$(20,652)	$20,409	$(1,407)
Federal current taxes incurred are reflected in the accompanying statements as follows (in thousands):

	2024	2023	2022

Federal current taxes incurred	$(20,768)	$20,594	$(961)
Capital gains tax, excluding IMR taxes	—	—	(137)
Taxes transferred to IMR	116	(186)	(309)
Taxes on liability gains released from the IMR	—	1	—
Total federal current taxes incurred	$(20,652)	$20,409	$(1,407)
30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

A reconciliation of the more significant permanent book to tax differences and the related tax effects (at a 21% statutory rate) is as follows (in thousands):

	2024		2023		2022

Income before taxes	$49,102		$107,169		$(57,463)

Income taxes at statutory rate	10,311	21%	22,505	21%	(12,067)	21%
Dividends received deduction	(9,914)	(20)%	(9,229)	(9)%	(10,269)	18%
Interest maintenance reserve	178	—%	39	—%	(83)	—%
Gain on reinsurance	2,872	6%	(131)	—%	(281)	—%
Valuation allowance	(37,470)	(76)%	(10,255)	(10)%	22,853	(40)%
Tax credits	(2,544)	(5)%	(3,288)	(3)%	(1,471)	3%
Other	(105)	—%	47	—%	(18)	—%
Total	$(36,672)	(74)%	$(312)	(1)%	$(1,336)	2%

Federal and foreign taxes incurred	$(20,768)		$20,594		$(961)
Tax on capital losses	116		(185)		(446)
Change in net deferred taxes	(16,020)		(20,721)		71
Total statutory taxes	$(36,672)		$(312)		$(1,336)

The following table sets forth the amount and expiration dates of Federal operating loss, capital loss, and tax credit carryforwards for the tax periods indicated.

Carryforwards (in thousands):
	2024	2023
Federal net operating loss carryforwards(1)	$—	$—
Federal capital loss carryforwards(2)	1,590	—
Foreign Tax Credits(3)	228	254
Alternative Minimum Credits(1)	—	20,652
Total	$1,818	$20,906

(1) Unlimited carryforward.
(2) 5 year carryforward and expires in 2029.
(3) 10 year carryforward and begin to expire in 2032.

The Company has no capital gains taxes paid in prior years that is available for recoupment.

The Company has no deposits under Internal Revenue Code Section 6603.

The Company does not believe that it is reasonably possible that the liability related to any federal or foreign tax loss contingencies will significantly increase within the next 12 months.

The Company does not owe any Repatriation Transition Tax (“RTT”) and has made no payment or expect to make any future payments to satisfy the RTT liability.

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Note 7 - Capital, Surplus and Dividend Restrictions

The declaration of dividends which can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. At December 31, 2024, the Company had $80.7 million of earned surplus available for dividends, compared to $91.1 million at December 31, 2023. No dividends were paid to Jackson in 2024, 2023, or 2022.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“company action level RBC”). At both December 31, 2024 and 2023, the Company’s TAC was more than 1000% of the company action level RBC.

Note 8 - Life and Annuity Reserves

The Company waives deductions of deferred fractional premiums upon death of the insured and returns premiums paid and due beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Extra premiums are charged for substandard lives for policies issued on such lives in addition to the standard gross premium. Mean reserves are calculated as the regular mean reserve for the plan plus one half of the extra premium charged for the year.

The Company had $1.8 million and $1.9 million of insurance in force for which the gross premiums were less than the net premiums, at December 31, 2024 and 2023, respectively, according to the valuation standard set by the state of New York.

At December 31, 2024 and 2023, 93.6% and 92.8%, respectively, of annuity reserves and deposit liabilities were subject to surrender charges of at least 5% or at market value in the event of discretionary withdrawal by policyholders.

The Company issues traditional VA and variable universal life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional VA and variable universal life). The Company issues RILA contracts though its separate accounts for which investment risk is borne by the Company. The Company also issues variable and RILA contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, or b) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit (“GMDB”)), at annuitization (guaranteed minimum income benefit (“GMIB”)), upon depletion of funds (guaranteed minimum withdrawal benefits (“GMWB”)), or at the end of a specified period (guaranteed minimum accumulation benefit ("GMAB")). The GMIB is 100% reinsured with an unaffiliated reinsurer, and 90% of the entire VA and RILA contracts are reinsured with Jackson.

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in thousands):

	December 31,
	2024	2023
Fund type:
Equity	$12,576,683	$11,555,292
Bond	1,403,023	1,415,663
Balanced	2,827,247	2,776,323
Money market	119,924	123,694
Total	$16,926,877	$15,870,972

Reserves for associated guarantees for RILA and VA are calculated using New York Regulation 213, which incorporates VM-21. Total direct reserves associated with guaranteed benefits were $245.5 million and $301.8 million at December 31, 2024 and 2023, respectively.

The Company offered variable universal life insurance from 2004 through 2006. Amounts in force were immaterial at December 31, 2024 and there were no minimum guaranteed benefits on these policies. Reserves are calculated according to New York Regulation 147.

An analysis of annuity reserves and deposit type contract liabilities by withdrawal characteristics is as follows (in thousands):

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$277,733	$—	$—	$277,733	1.5%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	101,592	371,813	—	473,405	2.6%
At fair value	—	—	16,593,260	16,593,260	89.7%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,063,709	—	—	—	0.0%
Total subject to discretionary withdrawal	1,443,034	371,813	16,593,260	18,408,107	99.5%
Not subject to discretionary withdrawal	67,169	—	28,318	95,487	0.5%
Total gross	1,510,203	371,813	16,621,578	18,503,594	100.0%
Reinsurance ceded	1,137,088	—	—	1,137,088
Total, net of reinsurance	$373,115	$371,813	$16,621,578	$17,366,506

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

	December 31, 2023
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$242,868	$—	$—	$242,868	1.4%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	133,212	—	—	133,212	0.8%
At fair value	—	—	15,532,810	15,532,810	90.6%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,169,054	—	—	1,169,054	6.8%
Total subject to discretionary withdrawal	1,545,134	—	15,532,810	17,077,944	99.6%
Not subject to discretionary withdrawal	40,317	—	21,275	61,592	0.4%
Total gross	1,585,451	—	15,554,085	17,139,536	100.0%
Reinsurance ceded	1,237,262	—	—	1,237,262
Total, net of reinsurance	$348,189	$—	$15,554,085	$15,902,274

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	6	—	—	6	0.0%
At fair value	—	—	—	—	0.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	111,501	—	—	111,501	93.0%
Total subject to discretionary withdrawal	111,507	—	—	111,507	93.0%
Not subject to discretionary withdrawal	8,363	—	—	8,363	7.0%
Total gross	119,870	—	—	119,870	100.0%
Reinsurance ceded	—	—	—	—
Total, net of reinsurance	$119,870	$—	$—	$119,870

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

	December 31, 2023
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	6	—	—	6	0.0%
At fair value	—	—	—	—	0.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	130,130	—	—	130,130	95.2%
Total subject to discretionary withdrawal	130,136	—	—	130,136	95.2%
Not subject to discretionary withdrawal	6,597	—	—	6,597	4.8%
Total gross	136,733	—	—	136,733	100.0%
Reinsurance ceded	—	—	—	—
Total, net of reinsurance	$136,733	$—	$—	$136,733

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	—	—	0.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	—	—	—	—	0.0%
Total subject to discretionary withdrawal	—	—	—	—	0.0%
Not subject to discretionary withdrawal	22,538	—	6,701	29,239	100.0%
Total gross	22,538	—	6,701	29,239	100.0%
Reinsurance ceded	14,202	—	—	14,202
Total, net of reinsurance	$8,336	$—	$6,701	$15,037

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

	December 31, 2023
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	4,235	4,235	16.6%
At book value without market value
adjustment and with current
surrender charge less than 5%	—	—	—	—	0.0%
Total subject to discretionary withdrawal	—	—	4,235	4,235	16.6%
Not subject to discretionary withdrawal	21,268	—	—	21,268	83.4%
Total gross	21,268	—	4,235	25,503	100.0%
Reinsurance ceded	12,551	—	—	12,551
Total, net of reinsurance	$8,717	$—	$4,235	$12,952

Analysis of life reserves by withdrawal characteristics is as follows (in thousands):

	December 31, 2024
	General Account			Separate Account - Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
Universal Life	—	—	—	—	—	—
Universal Life with Secondary Guarantees	3,523	3,523	7,525	—	—	—
Indexed Universal Life	—	—	—	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value Life Insurance	—	—	4	—	—	—
Variable Life	—	—	—	—	—	—
Variable Universal Life	72	72	72	452	452	452
Miscellaneous Reserves	—	—	245,540	—	—	—
Not subject to discretionary withdrawal, or no cash values
Term Policies with Cash Value	XXX	XXX	1,590	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	1	XXX	XXX	—
Disability - Active Lives	XXX	XXX	7	XXX	XXX	—
Disability - Disabled Lives	XXX	XXX	77	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	114,089	XXX	XXX	—
Total (gross: direct + assumed)	$3,595	$3,595	$368,905	$452	$452	$452
Reinsurance Ceded	355	355	232,224	—	$—	—
Total (net)	$3,240	$3,240	$136,681	$452	$452	$452

36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

	December 31, 2023
	General Account			Separate Account - Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—	$—	$—	$—
Universal Life	—	—	—	—	—	—
Universal Life with Secondary Guarantees	3,443	3,443	7,444	—	—	—
Indexed Universal Life	—	—	—	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—	—	—	—
Indexed Life	—	—	—	—	—	—
Other Permanent Cash Value Life Insurance	—	—	4	—	—	—
Variable Life	—	—	—	—	—	—
Variable Universal Life	77	77	77	474	474	474
Miscellaneous Reserves	—	—	301,756	—	—	—
Not subject to discretionary withdrawal, or no cash values
Term Policies with Cash Value	XXX	XXX	1,762	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	1	XXX	XXX	—
Disability - Active Lives	XXX	XXX	7	XXX	XXX	—
Disability - Disabled Lives	XXX	XXX	74	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	114,087	XXX	XXX	—
Total (gross: direct + assumed)	$3,520	$3,520	$425,212	$474	$474	$474
Reinsurance Ceded	459	459	282,977	—	—	—
Total (net)	$3,061	$3,061	$142,235	$474	$474	$474

37

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

At December 31, 2024 and 2023, approximately 95% and 94%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2024

Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$9.5	$0.5	$—	$10.0
1.51%-2.50%	146.1	—	—	—	146.1
>2.50%	1,035.7	—	—	—	1,035.7
Total	$1,181.8	$9.5	$0.5	$—	$1,191.8

Fixed Annuities
0.0%-1.50%	$5.2	$6.9	$12.3	$0.6	$25.0
1.51%-2.50%	22.6	1.4	1.0	—	25.0
>2.50%	247.9	40.5	0.7	—	289.1
Total	$275.7	$48.8	$14.0	$0.6	$339.1

RILA
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	—	—	—	—	—
>2.50%	6.9	—	—	—	6.9
Total	$6.9	$—	$—	$—	$6.9

	2023

Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$11.3	$0.6	$—	$11.9
1.51%-2.50%	165.3	—	—	—	165.3
>2.50%	1,135.8	—	—	5.7	1,141.5
Total	$1,301.1	$11.3	$0.6	$5.7	$1,318.7

Fixed Annuities
0.0%-1.50%	$5.9	$7.9	$14.2	$0.6	$28.6
1.51%-2.50%	26.3	1.4	1.2	—	28.9
>2.50%	212.8	50.7	0.6	—	264.1
Total	$245.0	$60.0	$16.0	$0.6	$321.6

38

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Deferred Premiums and Considerations
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2024 were as follows (in thousands):

Type	Gross	Net of Loading
Industrial	$—	$—
Ordinary new business	(155,593)	(155,651)
Ordinary renewal	(34,597)	(34,709)
Group Life	—	—
Totals	$(190,190)	$(190,360)

Note 9 – Separate Accounts

Reserves of the non-guaranteed separate accounts are subject to discretionary withdrawal at fair value. Reserves for variable and RILA contract guarantees are held in the general account. Assets of the insulated separate accounts are carried at fair value. All assets of the non-insulated separate accounts are carried at book value.

A reconciliation of net transfers to separate accounts for the years ended December 31, 2024, 2023, and 2022 is as follows (in thousands):

	2024	2023	2022
Transfers as reported in the Summary of Operations of the Separate
Accounts Statement:
Transfers to separate accounts	$464,655	$76,871	$78,973
Transfers from separate accounts	173,880	112,882	91,502
Net transfers to separate accounts	290,775	(36,011)	(12,529)
Reconciling adjustments:
Benefit fees and other differences	(17,572)	(17,756)	(17,318)
Transfers as reported in the accompanying Statements of Operations	$273,203	$(53,767)	$(29,847)

For the insulated separate account, the difference between the CARVM reserve and the fair value of assets is recognized as an expense allowance in the general account. The total CARVM allowance, net of reinsurance ceded, reduced the general account liability by $29.9 million and $31.3 million at December 31, 2024 and 2023, respectively.

The amount of risk charges paid by the separate account to the general account for the past five years as compensation for the risk taken by the general account are as follows (in thousands):

Year	Amount
2024	$209,773
2023	$204,824
2022	$199,196
2021	$186,223
2020	$161,449

39

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Premiums, considerations or deposits to separate accounts, net of reinsurance, totaled $466.2 million, $65.0 million, and $92.4 million for 2024, 2023, and 2022, respectively.

Premiums, considerations, or deposits to separate accounts for 2024 are as follows (in thousands):

Non-indexed
	Guarantee	Non-indexed	Non-guaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
Premiums, considerations or
deposits for year ended
December 31, 2024	$387,148	$—	$79,055	$466,203

Reserves in the separate accounts totaled $17.0 billion and $15.6 billion at December 31, 2024 and 2023, respectively.

Withdrawal characteristics of separate account reserves for 2024 are as follows (in thousands):

	Non-indexed
	Guarantee	Non-indexed	Non-guaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
For accounts with assets at:
Fair value	$—	$—	$16,628,731	$16,628,731
Amortized cost	371,813	—	—	371,813
Total reserves	$371,813	$—	$16,628,731	$17,000,544
By withdrawal characteristics:
With market value adjustment	$—	$—	$—	$—
At book value without market
value adjustment and with
current surrender charge of
5% or more	371,813	—	—	371,813
At fair value	—	—	16,593,712	16,593,712
At book value without market
value adjustment and with
current surrender charge less
than 5%	—	—	—	—
Subtotal	$371,813	$—	$16,593,712	$16,965,525
Not subject to discretionary
withdrawal	—	—	35,019	35,019
Total	$371,813	$—	$16,628,731	$17,000,544

At December 31, 2024, reserves for asset default risk in lieu of AVR were nil.

Note 10 - Employee Retirement Plans

The Company participates in a Parent sponsored defined contribution retirement plan covering substantially all associates. Effective January 1, 2020 eligible associates are immediately able to participate in the Company's matching contribution. To be eligible to participate in the Company’s contribution, an associate must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the associate must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating associates during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $0.3 million, $0.2 million and $0.2 million for 2024, 2023, and 2022, respectively.

40

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

The Company participates in a Parent sponsored non-qualified voluntary deferred compensation plan for certain associates of Jackson and certain affiliates. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At both December 31, 2024 and 2023, Jackson’s liability for the Company’s portion of such plans totaled nil. There were no expenses related to these plans for 2024, 2023, and 2022.

Note 11 – Other Related Party Transactions

The Company had a payable to Jackson of $193.0 million and $165.5 million at December 31, 2024 and 2023, respectively.

The Company’s investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor. PPM Holdings, Inc. ("PPMH"), is the holding company of PPMA, and is a wholly-owned subsidiary of Jackson Financial, Inc., which is the ultimate parent of Jackson-NY. The Company paid $2.0 million to PPMA for investment advisory services in 2024, 2023, and 2022, respectively.

The Company has an administrative service agreement with its Parent, under which Jackson provides certain administrative services. The Company paid administrative fees of $25.6 million, $22.8 million, and $23.2 million in 2024, 2023, and 2022, respectively.

The Company has an administrative services agreement with Jackson National Life Distributors, LLC (“JNLD”), a subsidiary of Jackson, under which JNLD provides certain marketing services. Fees for these services paid to JNLD were $1.0 million, $0.6 million, and $0.6 million in 2024, 2023, and 2022, respectively.

The Company has a Master Repurchase Agreement with Jackson, which allows for repurchase agreement transactions between the companies, when deemed appropriate. There were no such borrowings during 2024 and 2023. There was no outstanding balance as of both December 31, 2024 and 2023. Interest paid during 2024, 2023, and 2022 was nil.

Note 12 – Contingent Liabilities

The Company has previously received regulatory inquiries on an industry-wide matter relating to claims settlement practices and compliance with unclaimed property laws. Any regulatory audits, related examination activity and internal reviews as a result of these inquiries may result in additional payments to beneficiaries, escheatment of funds deemed abandoned under state laws, administrative penalties and changes in the Company’s procedures for the identification of unreported claims and handling of escheatable property.

At December 31, 2024 and 2023, the Company had unfunded commitments related to debt securities of nil and $5.0 million, respectively.

Note 13 - Loan-Backed Securities’ Other-Than-Temporary-Impairments

The following table (shown in dollars) details loan-backed and structured securities with a recognized other-than-temporary impairment recorded in 2024.

1	2	3	4	5	6	7
CUSIP	Book/Adj Carrying Value Amortized cost before current period OTTI	Projected Cash Flows	Recognized other-than-temporary impairment	Amortized cost after other-than-temporary impairment	Fair Value	Financial Statement Reporting Period
38237DAA4	1,653,719	1,566,465	87,254	1,566,465	1,566,465	Q4-2024
38237TAA9	2,381,546	2,325,789	55,756	2,325,789	2,325,789	Q4-2024
Total			143,010

41

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Statutory Financial Statements
_________________________________________________________________________________

Note 14 - Reconciliation to Annual Statement

As discussed in Note 5, the Company cedes 90% of the entire VA and RILA contracts to its parent, Jackson. In 2024 and 2023, $(190.4) million and $(165.5) million, respectively were reported as an asset in the annual statement as uncollected premium. In accordance with SSAP 61, these were reported as payable to parent in the 2024 and 2023 audited financial statements. As a result, the annual statement admitted assets were lower by $190.4 million and $165.5 million, respectively, as compared to the audited financial statements.

42

                Schedule 1

Additional Information
Jackson National Life Insurance Company of New York
Supplemental Schedule of Selected Financial Data
December 31, 2024

Investment income earned

U.S. government bonds	$183,647
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	48,123,889
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	—
Real estate	—
Contract loans	28,715
Cash and cash equivalents	3,707,175
Derivative instruments	—
Other invested assets	—
Aggregate write-ins for investment income	39,431
Total investment income	$52,082,857

Real estate owned - book value less encumbrances	$—

Mortgage loans by type - book value
Farm mortgages	$—
Residential mortgages	—
Commercial mortgages	—
Total mortgage loans	$—

Mortgage loans by standing - book value
Good standing	$—
Good standing with restructured loans	$—
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—

Other long term assets - statement value	$—

Contract loans	$416,422

Bonds & stocks of parents, subsidiaries and affiliates - book value
Bonds	$—
Preferred stocks	$—
Common stocks	$825,487

(Continued)

43

                Schedule 1

Additional Information
Jackson National Life Insurance Company of New York
Supplemental Schedule of Selected Financial Data
December 31, 2024

Bonds and short-term investments by class and maturity:
Bonds by maturity - statement value
Due within one year or less	$138,262,827
Over 1 year through 5 years	639,465,283
Over 5 years through 10 years	509,235,109
Over 10 years through 20 years	28,871,516
Over 20 years	10,397,209
Total by maturity	$1,326,231,944

Bonds by class - statement value
Class 1	$719,533,652
Class 2	592,649,749
Class 3	11,878,530
Class 4	1,667,266
Class 5	502,747
Class 6	—
Total by class	$1,326,231,944

Total bonds publicly traded	$740,818,368
Total bonds privately placed	$585,413,576

Preferred stocks - statement value	$—
Common stocks - market value	$825,487
Short-term investments - book value	$—
Options, caps and floors owned - statement value	$—
Options, caps and floors written & in force - statement value	$—
Collar, swap and forward agreements open - statement value	$—
Futures contracts open - current value	$—
Cash on deposit	$(9,501,086)
Cash equivalents	$115,833,097

Life insurance in force
Industrial	$—
Ordinary	$27,228,000
Credit life	$—
Group life	$—

Amount of accidental death benefits in force under ordinary policies	$550,000

(Continued)
44

                Schedule 1

Additional Information
Jackson National Life Insurance Company of New York
Supplemental Schedule of Selected Financial Data
December 31, 2024

Life insurance policies with disability provisions in force
Industrial	$—
Ordinary	$7,375,000
Credit life	$—
Group life	$—

Supplementary contracts in force:
Ordinary - not involving life contingencies-
Amount on deposit	$—
Income payable	$—

Ordinary - involving life contingencies-
Amount on deposit	$—
Income payable	$—

Group - not involving life contingencies-
Amount on deposit	$—
Income payable	$—

Group - involving life contingencies-
Amount on deposit	$—
Income payable	$—

Annuities:
Ordinary-
Immediate - amount of income payable	$9,711,015
Deferred - fully paid account balance	$161,032,479
Deferred - not fully paid - account balance	$1,317,765,476

Group-
Amount of income payable	$1,474,584
Fully paid account balance	$112,843,468
Not fully paid - account balance	$—

Accident and health insurance - premiums in force:
Ordinary	$—
Group	$—
Credit	$—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$—
Dividend accumulations - account balance	$—

See accompanying independent auditors' report.
45

Schedule 2

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Supplemental Investment Risks Interrogatories
December 31, 2024

1)	Total admitted assets (excluding Separate Accounts):			$1,459,680,594

2)	10 largest exposures to a single issuer/borrower/investment (excluding US Government):

	Issuer	Category	Amount	Percentage
	AVOLON HOLDINGS FND	UNAFFILIATED FOREIGN SECURITIES	$10,037,770	0.7%
	ENTERGY ARKANSAS	UNAFFILIATED DOMESTIC SECURITIES	$9,996,810	0.7%
	REALTY INCOME	UNAFFILIATED DOMESTIC SECURITIES	$8,489,580	0.6%
	BAT CAPITAL	UNAFFILIATED FOREIGN SECURITIES	$8,044,603	0.6%
	ROBERT BOSCH FINANCE LLC	UNAFFILIATED FOREIGN SECURITIES	$8,000,000	0.5%
	DISCOVERY COMMUNICATIONS	UNAFFILIATED DOMESTIC SECURITIES	$7,194,633	0.5%
	AMERICAN EXPRESS	UNAFFILIATED DOMESTIC SECURITIES	$7,142,960	0.5%
	JRD HOLDINGS	UNAFFILIATED DOMESTIC SECURITIES	$7,100,000	0.5%
	CHICK-FIL-A	UNAFFILIATED DOMESTIC SECURITIES	$7,000,000	0.5%
	VOPAK NV	UNAFFILIATED FOREIGN SECURITIES	$7,000,000	0.5%

3)	Amounts and percentages of total admitted assets held in bonds and preferred stocks by NAIC rating.
				Preferred
	Bonds	Amount	Percentage	Stocks	Amount	Percentage
	NAIC-1	$719,533,654	49.3%	P/RP-1	$—	0.0%
	NAIC-2	$592,649,749	40.6%	P/RP-2	$—	0.0%
	NAIC-3	$11,878,530	0.8%	P/RP-3	$—	0.0%
	NAIC-4	$1,667,266	0.1%	P/RP-4	$—	0.0%
	NAIC-5	$502,747	0.1%	P/RP-5	$—	0.0%
	NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4)	Assets held in foreign investments:
		Amount	Percentage
	Total admitted assets held in foreign investments	$283,919,004	19.5%
	Foreign-currency-denominated investments	$—	0.0%
	Insurance liabilities denominated in that same foreign currency	$—	0.0%

5)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1	$279,676,136	19.2%
	Countries rated NAIC-2	$1,538,713	0.1%
	Countries rated NAIC-3 or below	$2,704,155	0.2%

6)	Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1:
	UNITED KINGDOM	$56,193,038	3.8%
	GERMANY	$36,483,218	2.5%
	Countries rated NAIC-2:
	MEXICO	$1,538,713	0.1%
	N/A	$—	0.0%
	Countries rated NAIC-3 or below:
	SOUTH AFRICA	$1,491,973	0.1%
	BRAZIL	$1,212,183	0.1%

(Continued)
46

Schedule 2

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Supplemental Investment Risks Interrogatories
December 31, 2024

7)	There is no unhedged foreign currency exposure.
8)	There is no unhedged foreign currency exposure.
9)	There is no unhedged foreign currency exposure
10)	Ten largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
	Issuer	NAIC Rating	Amount	Percentage
	AVOLON HOLDINGS FND	2	$10,037,770	0.7%
	BAT CAPITAL	2	$8,044,603	0.6%
	ROBERT BOSCH FINANCE LLC	1	$8,000,000	0.5%
	VOPAK NV	2	$7,000,000	0.5%
	GLENCORE FUNDING	2	$6,473,628	0.4%
	NXP FUNDING	2	$6,222,306	0.4%
	ELLEVIO	2	$6,000,000	0.4%
	ROLLS-ROYCE	2	$5,250,000	0.4%
	BASF	1	$5,000,000	0.3%
	AURIZON NETWORK PTY LTD	2	$5,000,000	0.3%

		Amount	Percentage
11)	Total admitted assets held in Canadian investments:	$40,426,658	2.8%

12)	There were no assets held in investments with contractual sales restrictions that exceeded 2.5% of the Company's total admitted assets.

13)	There were no assets held in equity interests that exceeded 2.5% of the Company’s total admitted assets.
14)	There were no assets held in nonaffiliated, privately placed equities, exceeding 2.5% of the Company’s total admitted assets.
15)	There were no assets held in general partnership interests that exceeded 2.5% of the Company’s total admitted assets.
16)	There were no admitted assets held in mortgage loans.
17)	There were no mortgage loan to value ratios as determined from the most current appraisal as of the annual statement date.
18)	There were no assets held in real estate that exceeded 2.5% of the Company's total admitted assets.
19)	There were no assets held in mezzanine real estate loans that exceeded 2.5% of the Company's total admitted assets.

20)	Amounts and percentages of total admitted assets subject to the following types of agreements:

	At year end		At end of each quarter
Agreement type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$794,110	0.1%	$5,162,993	$3,260,383	$7,814,790
Repurchase	—	0.0%	—	—	—
Reverse repurchase	—	0.0%	—	—	—
Dollar repurchase	—	0.0%	—	—	—
Dollar reverse repurchase	—	0.0%	—	—	—

21)	There were no admitted assets for warrants not attached to other financial instruments, options, caps and floors.
22)	There were no admitted assets subject to potential exposure for collars, swaps and forwards.
23)	There were no admitted assets subject to potential exposure for futures contracts.

See accompanying independent auditors' report.
47

Schedule 3
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Summary Investment Schedule
December 31, 2024

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement

Investment Categories	Amount	Percentage	Amount		Securities Lending Reinvested Collateral Amount	Total (Col. 3 + 4) Amount	Percentage
Bonds:
U.S. governments	$8,020,209	0.559%	$8,020,209		$—	$8,020,209	0.559%
Foreign governments	—	—%	—		—	—	—%
U.S. states, territories and possessions, guaranteed	1,266,237	0.088%	1,266,237		—	1,266,237	0.088%
U.S. political subdivisions of states, territories and possessions guaranteed	—	—%	—		—	—	—%
U.S. special revenue and special assessment obligations non-guaranteed	6,165,819	0.430%	6,165,819		—	6,165,819	0.430%
Industrial and miscellaneous	1,310,779,679	91.356%	1,310,779,679		794,110	1,311,573,789	91.411%
Hybrid securities	—	—%	—		—	—	—%
Parent, subsidiaries and affiliates	—	—%	—		—	—	—%
SVO identified funds	—	—%	—		—	—	—%
Unaffiliated bank loans	—	—%	—		—	—	—%
Preferred Stocks:
Industrial and misc (unaffiliated)	—	—%	—		—	—	—%
Parent, subsidiaries and affiliates	—	—%	—		—	—	—%
Common Stocks:
Industrial and miscellaneous Publicly traded (unaffiliated)	825,487	0.058%	825,487		—	825,487	0.058%
Industrial and miscellaneous Other (unaffiliated)	—	—%	—		—	—	—%
Parent, subsidiaries and affiliates Publicly traded	—	—%	—		—	—	—%
Parent, subsidiaries and affiliates Other	—	—%	—		—	—	—%
Mutual Funds	—	—%	—		—	—	—%
Unit Investment trusts	—	—%	—		—	—	—%
Closed-end funds	—	—%	—		—	—	—%
Cash, cash equivalents and short-term investments
Cash	(9,501,086)	(0.662)%	(9,501,086)		—	(9,501,086)	(0.662)%
Cash equivalents	115,833,097	8.073%	115,833,097		—	115,833,097	8.073%
Contract loans	416,422	0.029%	416,422		—	416,422	0.029%
Receivables for securities	203,507	0.014%	203,507		—	203,507	0.014%
Securities Lending	794,110	0.055%	794,110		—	XXX	—%
Other invested assets	—	—%	—		—	—	—%
	$1,434,803,481	100.000%	$1,434,803,481	$	$794,110	$1,434,803,481	100.000%

See accompanying independent auditors' report.
48

Schedule 4
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Reinsurance Risk Interrogatories
December 31, 2024

1.	Does the reporting entity have any reinsurance contracts subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791?
No

2.	Does the reporting entity have any reinsurance contracts not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption risk?
No

3.	Does the reporting entity have any reinsurance contracts that contain features described below which result in delays in payment in form or in fact:

	a.	Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety days of the settlement date?
No

	b.	Payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity?
No

4.	Does the reporting entity reflect a reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61 for the following?

	a.	Assumption Reinsurance?	No

	b.	Non-proportional reinsurance, which does not result in significant surplus relief?	No

5.	Does the reporting entity cede any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract during the period covered by the financial statement, and either:

	a.	Accounted for that contract as reinsurance under SAP and as a deposit under GAAP; or	No

	b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?	No

See accompanying independent auditors' report.
49